[LOGO]  LIMITED TERM
                                 NEW YORK
                                 MUNICIPAL FUND


                TAX-FREE INCOME FOR CAUTIOUS NEW YORK INVESTORS

================================================================================


                               [GRAPHICS TO COME]


================================================================================

                                 Annual Report
                                 December 31, 1996



[LOGO] OppenheimerFunds(SM)
       THE RIGHT WAY TO INVEST

     To Fellow Shareholders
--------------------------------------------------------------------------------

     February 8, 1997

     Dear Fellow Shareholder,

     Over the course of 1996, the Limited Term New York Municipal Fund continued to provide investors with relatively high tax-free income and low volatility consistent with its five year average effective portfolio maturity policy.(1)

     As an investor, you should always remember that the dividends you receive are generally exempt from federal, New York State and, if applicable, New York City personal income taxes. The Fund's 12-month distribution yield (ending 12/31/96) of 5.30%,(2) is equal to 8.6% on a taxable investment for New York City taxpayers earning more than $99,600 on joint returns ($59,750 for single filers).

     Overall, the municipal market performed respectably for the year, outperforming other fixed income investments even before the inherent tax advantage of municipal securities is considered.(3) Bond prices were anything but stable, despite the Federal Reserve Board's inaction over interest rates during most of the year. We took advantage of the swings in the market, as we continually do, to readjust the portfolio and enhance performance.

     Overall, however, an investor's returns in 1996 were attributable mostly to income.

     As we enter 1997, we believe conditions for investing in municipal bonds should remain hospitable. Very low inflation, a benign interest rate environment and slow economic growth seem likely to continue. As always, we will monitor the New York municipal market carefully in an attempt to provide our investors with high, current tax-free income.

     Thank you for your confidence.

     Sincerely,


     /s/ Ronald H. Fielding

     Ronald H. Fielding
     Portfolio Manager


1. A portion of the Fund's income distributions may be subject to federal, state and city income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, a portion of the Fund's distributions may increase that tax.
2. Source: Lipper Analytical Services, Inc. Distribution yield is calculated by dividing the dividends derived from net investment income and distributions during a stated period, by the maximum offering price on the last day of the period, which includes the maximum initial sales charge. Past performance is not predictive of future investment results.
3.   Data Source: The Wall Street Journal, January 2, 1997


[PHOTO OF RONALD H. FIELDING]

Ronald H. Fielding, CFA;
Senior Vice President,
OppenheimerFunds, Inc.
and Chairman of the
Rochester Division


================================================
             TOTAL RETURN (12/31/96)
------------------------------------------------
                  AVERAGE ANNUAL     CUMULATIVE
                  NAV     MOP       NAV     MOP
------------------------------------------------
   Class A
   1 Year        4.82%   2.72%
   5 Year        6.72%   6.29%    38.43%  35.66%
Life of Class    7.15%   6.74%    44.03%  41.15%
  (5.28 yr)
------------------------------------------------
   Class B
   1 Year        4.59%   2.10%
Life of Class    6.18%   5.02%    10.51%   8.51%
 (1.667 yr)
================================================

     For periods ending 12/31/96. NAV stands for Net Asset Value and returns at NAV do not reflect payment of sales charges. Class A
     Share returns at Maximum Offering Price (MOP) show results of hypothetical investments on 12/31/95, 12/31/91 and 9/18/91 (inception of class), after deducting the maximum initial sales charge of 2.00%. Class B returns show results of hypothetical investments on
     12/31/95 and 5/1/95 (inception of class), after deduction of the applicable contingent deferred sales charge of 2.50% (1 year) and 2.00% (since inception of class). All returns include changes in share price and assume reinvestment of dividends and capital gains at Net Asset Value. While all classes have the same investment portfolio, the performance of Class B Shares will differ from that of Class A Shares primarily due to the different expenses the class of shares incur. Your investment return and principal will fluctuate with market conditions, and, as an investor, your shares may be worth more or less than their original value upon redemption.

================================
       STANDARDIZED YIELD
 For the 30 days ended 12/31/96
--------------------------------
    Class A       Class B
     4.95%         4.52%
================================

     Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 12/31/96, divided by the maximum offering price at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.


                      Limited Term New York Municipal Fund

-----------------------------------------------
     Limited Term New York Municipal Fund
-----------------------------------------------

     The "Value-Added" Investment Team

[PHOTO OF ANTHONY A. TANNER]

     Anthony A. Tanner, CFA; Vice President and Assistant Portfolio Manager, Rochester Division The Limited Term New York Municipal Fund seeks a maturity horizon that, by conventional standards, falls between short and intermediate maturities. The Fund generates tax-free income by investing primarily in securities that, in aggregate, have an average effective maturity of no more than five years. (At year end, the Fund's average effective maturity was 4.1 years.)

     However, this alone does not make the Fund distinctive. Nor does it explain the degree of success we have been able to obtain for our shareholders.

     We believe that it is our investment approach that separates the Limited Term New York Municipal Fund from its peers. In essence, we look beyond a bond's stated final maturity and evaluate its coupon and redemption characteristics to determine the true "effective maturity" of the issue. And we explore special situations that are often overlooked by the market in general.

     We call this providing "value-added" management.

[PHOTO OF RICHARD A. STEIN]

     Richard A. Stein, CFA; Vice President-Credit Analysis, Rochester Division Many investors believe that we only consider issues with a maturity of less than five years. While that might be the easy way to keep the portfolio's average effective maturity down, we believe it is not the most effective.

     Fixed-point, or "target" funds, typically restrict the scope of their research criteria to bonds with one specific maturity. Instead, we utilize a "laddered" approach, which considers a broad spectrum of issues with maturities ranging from less than one year through 20 years. Appropriately blended into the portfolio, these issues all average to an effective "limited term" maturity of approximately five years. It's an approach that not only broadens the diversity of the Fund's holdings, but has the potential to both reduce risk and increase yield as well.

[PHOTO OF DANIEL G. LOUGHRAN]

     Daniel G. Loughran, Research Analyst, Rochester Division Investors should consider average effective maturity an important indicator of the balance between risk and reward. Most municipal bond funds are comprised of longer maturity bonds; they can pay a potentially higher yield, but experience greater market price volatility that translates to fluctuating share prices.(1)

     However, with just 29.1% of the volatility of the average long-term New York municipal bond fund during 1996, the Limited Term New York Municipal Fund Class A ends the year providing 110% of the yield of the average long-term New York municipal bond fund.(2)

[PHOTO OF MICHAEL S. ROSEN]

     Michael S. Rosen, CFA; President, Rochester Division Our desire for shorter effective maturities leads us to consistently review the viability of premium, callable bonds -- issues typically unpopular amongst investors precisely because they appear to have a very short maturity. Fortunately, our learned understanding of the political subtleties within New York State enables us to target soon-to-be callable issues that, for whatever reason, can remain outstanding long after their call date, providing potentially significant yield advantages -- sometimes through to full maturity.

     Evaluating and negotiating opportunities like these take time and effort, but we believe that, if you're paying for portfolio management, even indirectly, you should receive the extra effort and resources necessary to potentially enhance the portfolio.

     As we begin a new year, we believe the Limited Term New York Municipal Fund to be a solid, well-balanced municipal securities portfolio. We believe that both our strategies and maturity construction combine to benefit today's cautious, tax-conscious investor.

[GRAPHIC OMITTED]

1. Long term bonds and bond funds generally offer higher yield potential and greater volatility than shorter term bonds and bond funds.

2. The volatility measure is based on a comparison of the standard deviation (a widely accepted measure of volatility) of monthly total returns of the Limited Term New York Municipal Fund during 1996 and the average return of the 96 mutual funds in the New York municipal debt fund category for the same time period as defined by Lipper Analytical Services, Inc. Total return figures, published each month in Lipper Analytical Fixed Income Performance Analysis, include reinvestment of dividends and capital gains, if applicable, as well as any change in share value, but do not include sales charges, which, if included, would affect results. The yield comparison is based solely on the standardized SEC 30-day yields published in the Lipper Analytical Yield Survey for December 31, 1996. The standard deviation was computed by the Rochester Division of OppenheimerFunds, Inc.


                      Limited Term New York Municipal Fund

-----------------------------------------------
All That New York Has To Offer
-----------------------------------------------

     From Lake Erie to Long Island, the diversity of New York State municipal bonds helps the Fund's management consider a spectrum of regional holdings that, when combined in an investment portfolio, can also reduce overall volatility. Further, by considering bonds from a wide variety of industries and maturities, the Fund can reduce the impact of adverse conditions in any one particular sector.

     While the sector weightings noted here are subject to change each day the portfolio is traded, the variety of the Limited Term New York Municipal Fund's holdings (675 as of 12/31/96) is a key component of the Fund's investment strategy.

================================
        AVERAGE EFFECTIVE
     MATURITY CONCENTRATION
  (PERCENT OF TOTAL NET ASSETS
         AS OF 12/31/96)
--------------------------------
  Less than 1 Year    24.8%
  1 to 2 Years        16.5%
  2 to 4 Years        14.3%
  4 to 6 Years        18.9%
  Over 6 Years        24.7%
================================

============================================
INDUSTRY CONCENTRATION
(PERCENT OF TOTAL NET ASSETS AS OF 12/31/96)
--------------------------------------------
General Obligation                    20.4%
Resource Recovery                     15.7%
Hospital/Healthcare                   11.3%
Single Family Housing                  8.3%
Multiple Family Housing                7.4%
Electric Utilities                     6.9%
Marine/Aviation Facilities             5.3%
Higher Education                       4.7%
Corporate Backed                       3.9%
Lease Rental                           3.9%
Water Utilities                        3.0%
NonProfit Organizations                2.0%
Manufacturing, Non-Durable Goods       1.8%
Pollution Control                      1.6%
Education                              1.0%
Other                                  2.2%
============================================

============================================
        According to Lipper Analytical
    Services, Inc., the Limited Term New
     York Municipal Fund Class A is the
       #1 performer in the category of
       Other States Short/Intermediate
     Municipal Debt Funds for the 1-and
       5-year periods ended 12/31/96.

   These rankings included 38 Other States
 Short/Intermediate Municipal Debt Funds for
 the 1-year period, but only 2 funds for the
                5-year period.
============================================

Source: Lipper Analytical Services, Inc.
12/31/96, an independent mutual fund
monitoring service. The Limited Term New York
Municipal Fund is characterized by Lipper as an Other States Short/Intermediate Municipal
Debt Fund. Lipper performance does not take sales charges into consideration and assumes the reinvestment of dividends and capital gains distributions. Past performance is not predictive of future investment results.
Investment return and principal value on an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MORNINGSTAR
 * * * * *

Source: Morningstar Mutual Funds, 12/31/96.
The 5-star current ranking is a weighted average of the Fund's 3- and 5-year rankings, which were 5 and 5 stars respectively, weighted 40%/60%. A total of 1129 and 580 municipal bond funds were rated for the 3- and 5-year periods respectively. Of 1739 municipal bond funds ranked for the 1-year period, the Fund is also ranked 5 Stars. This
Morningstar proprietary rating reflects
historical risk-adjusted performance as of
December 31, 1996. The ratings are subject to change every month. The Fund's Class A and Class B Shares have the same portfolio.

     Morningstar, Inc., an independent mutual fund monitoring service, produces proprietary monthly rankings of funds in broad investment categories (domestic equity, international equity, taxable bond, or municipal) based on risk-adjusted investment returns, after considering sales charges and expenses.
Investment return measures a fund's (or
class's) 1-, 3-, 5- and 10-year (depending on the inception of the fund or class) average annual total returns in excess of 90 day U.S.
Treasury bill returns. Risk measures a fund's performance below 90-day treasury bill returns. Risk and returns are combined to produce star rankings, reflecting performance relative to the average fund in a fund category. Top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star.


                      Limited Term New York Municipal Fund

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$    538,600  Albany Hsg. Auth.                             0.000 %        10/01/12       10/01/02 (a)          $    138,980
          40  Albany IDA (152 Washington Avenue)            7.500          11/01/01       05/01/97 (b)                40,400
       1,975  Albany IDA (H. Johnson Office Pk.)            5.750          03/01/18       03/01/98 (d)             1,965,382
         240  Albany IDA (Port of Albany)                   6.250          02/01/05       07/10/01 (c)               245,388
          30  Albany IDA (Spectrapark)                      7.150          12/01/98       -----                       30,319
          50  Albany IDA (Spectrapark)                      7.500          12/01/03       12/01/98 (b)                53,192
       3,525  Albany IDA (Spectrapark)                      7.600          12/01/09       12/01/98 (b)             3,741,788
          40  Albany Parking Auth.                          0.000          09/15/02       -----                       29,398
         625  Albany Parking Auth.                          0.000          09/15/04       -----                      389,269
          25  Albany Parking Auth.                          0.000          09/15/03       -----                       16,724
          20  Albany Parking Auth.                          0.000          09/15/05       -----                       11,768
       1,610  Albany Parking Auth.                          6.850          11/01/12(s)    11/01/04 (b)             1,732,795
       5,000  Albany Parking Auth.                          7.150          09/15/16(s)    09/15/01 (b)             5,455,150
         645  Allegany IDA (Alfred University)              6.900          09/01/99       -----                      678,863
         300  American Samoa Power Auth.                    6.600          09/01/97       -----                      304,641
         600  American Samoa Power Auth.                    6.700          09/01/97       -----                      609,672
         300  American Samoa Power Auth.                    6.700          09/01/98       -----                      308,817
         300  American Samoa Power Auth.                    6.750          09/01/99       -----                      312,246
         700  American Samoa Power Auth.                    6.800          09/01/98       -----                      721,651
         700  American Samoa Power Auth.                    6.900          09/01/99       -----                      731,157
         700  American Samoa Power Auth.                    7.000          09/01/00       -----                      737,926
         120  Auburn IDA (Alcoa)                            7.500          12/01/97       -----                      121,800
          50  Auburn IDA (Alcoa)                            7.600          12/01/98       06/01/97 (b)                51,000
         670  Babylon IDA (WWH Ambulance)                   7.000          09/15/01       11/03/99 (c)               701,189
          70  Baldwinsville Development Corp.               7.200          06/01/10       07/01/97 (b)                72,800
         800  Batavia Hsg. Auth. (Trocaire Place)           7.650          04/01/08       08/14/03 (c)               842,544
         185  Brookhaven IDA (Dowling College)              6.200          03/01/01       -----                      196,217
         195  Brookhaven IDA (Dowling College)              6.300          03/01/02       -----                      209,307
         205  Brookhaven IDA (Dowling College)              6.400          03/01/03       -----                      221,937
         275  Brookhaven IDA (Farber)                       6.188 (v)      12/01/98       06/01/97 (f)               275,000
          30  Broome IDA (Industrial Park)                  7.450          12/01/98       -----                       30,300
       1,550  Carnegie Redevelopment Corp.                  6.250          09/01/05       12/04/01 (c)             1,580,101
       1,550  Carnegie Redevelopment Corp.                  6.500          09/01/11       05/17/09 (c)             1,589,928
         515  Clifton Park (Caldor)                        11.250          12/01/12       12/01/98 (b)               536,785
       1,570  Clifton Springs Hospital & Clinic             7.000          01/01/01       07/31/99 (c)             1,609,941
          40  Clinton County COP                            7.000          08/01/97       -----                       40,250
           5  Colonie IDA (Capital Plaza)                   9.625          11/01/98       05/01/97 (b)                 5,075
          35  Colonie IDA (Homeowner Association)           7.250          10/01/02       04/01/97 (b)                35,525
          35  Cortland IDA (Paul Bunyon)                    8.000          07/01/00       07/01/98 (b)                36,749
         275  Dutchess IDA (Bard College)                   6.500          11/01/03       -----                      286,855
       1,175  Dutchess Res Rec (Solid Waste)                6.800          01/01/10       01/01/05 (b)             1,216,842
         290  Elmira HDC                                    7.500          08/01/08       08/01/97 (b)               300,359
          15  Elmira HDC                                    7.500          08/01/09       08/01/97 (b)                15,843
         440  Erie IDA (FMC Corp.)                          6.000          02/01/03       08/01/97 (b)               439,485
         385  Erie IDA (Medaille College)                   7.400          12/30/02       09/13/00 (c)               400,858
          40  Erie IDA (Medishield)                         7.200          08/01/04       08/01/98 (b)                40,800
         880  Erie IDA (Mercy Hospital)                     5.900          06/01/03       08/21/00 (c)               901,868
         960  Essex IDA (International Paper)               6.500          05/01/06       05/01/97 (b)               967,296
       1,980  Franklin IDA (Correctional Facilities)        6.375          11/01/02       07/17/00 (c)             2,041,380
          60  Franklin IDA (Correctional Facilities)        6.750          11/01/12(s)    11/01/04 (b)                62,393
       2,120  Franklin SWMA                                 6.000          06/01/05       11/19/03 (c)             2,130,155
       1,350  Franklin SWMA                                 6.125          06/01/09       12/28/07 (c)             1,347,476
      11,635  Guam Airport Authority                        6.600          10/01/10       10/01/05 (b)            12,035,477
       1,200  Guam Power Authority                          6.300          10/01/12       10/01/04 (b)             1,222,284
       3,030  Guam Power Authority                          6.375          10/01/08       10/01/04 (b)             3,109,628
       2,950  Guam Power Authority                          6.625          10/01/14(s)    10/01/04 (b)             3,083,163
         905  Hamilton Elderly Hsg.                        11.250          01/01/15(s)    05/01/97 (b)               950,304
          30  Hempstead IDA (Amer. Ref-Fuel Co.)            6.700          12/01/97       -----                       30,620

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$         30  Hempstead IDA (Amer. Ref-Fuel Co.)            7.000 %        12/01/99       06/01/97 (b)          $     30,600
      35,500  Hempstead IDA (Amer. Ref-Fuel Co.)            7.375          12/01/05       06/01/97 (b)            36,387,500
      30,820  Hempstead IDA (Amer. Ref-Fuel Co.)            7.400          12/01/10       06/01/97 (b)            31,590,500
       1,500  Hempstead IDA (Nassau Dist. Energy)           7.750          09/15/15(s)    09/15/97 (b)             1,524,840
          20  Hempstead IDA (UCP)                           7.500          10/01/09       10/01/99 (b)                21,098
       2,700  Herkimer Hsg. Auth.                           7.150          03/01/11(s)    09/01/06 (b)             2,898,315
       1,970  Herkimer IDA (Burrows Paper)                  7.250          01/01/01       08/08/99 (c)             1,920,986
       1,000  Herkimer IDA (Burrows Paper)                  8.000          01/01/09       10/28/05 (c)               984,830
          50  Heuvelton CSD                                 8.375          06/15/97       -----                       50,726
          90  Islip IDA (WJL Realty)                        7.400          03/01/99       -----                       95,531
       2,160  Islip Res Rec                                 5.850          07/01/02       -----                    2,300,033
         250  Jamestown GO                                  7.000          03/15/00       -----                      266,980
         330  Jamestown GO                                  7.000          03/15/99       -----                      348,031
       3,345  Jamestown Hsg. Auth.                          6.125          07/01/10       04/06/05 (c)             3,391,228
         460  Jefferson IDA (Stature Electric)              7.500          08/01/99       02/01/97 (b)               467,930
          55  Lakeside Village Hsg. Corp.                   0.000          09/01/05       03/01/97 (b)                24,769
         430  Lincoln Towers Hsg. Corp.                    11.250          01/01/15(s)    05/01/97 (b)               451,586
         104  Locke Fire District #1 (i)                    7.500          07/01/02       08/10/00 (c)               110,275
         220  Medina Hsg. Corp.                             8.250          08/15/11(s)    02/15/97 (b)               233,200
         630  Middleton IDA (Fleurchem)                     7.125          12/01/08       05/05/04 (c)               637,258
         915  Middleton IDA (Southwinds)                    7.250          03/01/03       06/14/00 (c)               914,780
           5  Monroe County Airport                         0.000          01/01/04       -----                        3,346
          30  Monroe County GO                              6.100          05/01/03       -----                       30,000
       1,325  Monroe IDA (Al Sigl Center)                   6.375          12/15/05       05/11/02 (c)             1,350,718
       1,135  Monroe IDA (Al Sigl Center)                   6.750          12/15/10       02/01/09 (c)             1,163,012
          10  Monroe IDA (Cohber)                           7.500          12/01/00       12/01/98 (b)                10,429
         100  Monroe IDA (Cohber)                           7.550          12/01/01       12/01/98 (b)               105,066
         931  Monroe IDA (Emil Muller)                      6.500          10/01/04       04/05/01 (c)               932,505
       1,145  Monroe IDA (GEVA)                             7.750          04/01/02       12/20/99 (c)             1,148,080
         360  Monroe IDA (GEVA)                             7.750          04/01/03       -----                      360,968
         131  Monroe IDA (Hahn)                             7.250          06/01/98       10/17/97 (c)               131,679
          20  Monroe IDA (Hahn)                             7.250          06/01/98       10/03/97 (c)                20,155
         105  Monroe IDA (Palmer)                           6.500          08/01/98       12/17/97 (c)               105,030
       2,170  Monroe IDA (Piano Works)                      6.625          11/01/06       11/12/02 (c)             2,181,718
         300  Monroe IDA (Roberts Wesleyan)                 6.200          09/01/05       -----                      304,971
         215  Monroe IDA (West End Business)                6.750          12/01/04       11/05/01 (c)               218,915
         140  Montgomery IDA (Amsterdam)                    5.750          01/15/97       -----                      140,000
         145  Montgomery IDA (Amsterdam)                    6.000          01/15/98       -----                      145,183
         885  Montgomery IDA (Amsterdam)                    6.500          01/15/03       02/17/01 (c)               894,921
          65  MTA                                           6.250          07/01/11       07/01/04 (b)                67,009
          50  MTA                                           7.000          07/01/09       07/01/03 (b)                53,100
         530  Municipal Assistance Corp. for NYC            6.875          07/01/07       07/01/97 (b)               547,877
          50  Municipal Assistance Corp. for NYC            7.000          07/01/06       07/01/97 (b)                51,597
         198  Municipal Assistance Corp. for Troy, NY       0.000          01/15/22       -----                       48,153
         130  Municipal Assistance Corp. for Troy, NY       0.000          07/15/21       -----                       32,710
         430  Nassau IDA (ACLDD)                            7.250          10/01/04       08/10/01 (c)               445,760
       1,025  Nassau IDA (Farmingdale Market)              10.000          05/01/98       05/01/97 (b)             1,034,738
       1,090  New Rochelle IDA (CNR)                        6.000          07/01/02       08/11/00 (c)             1,133,360
         260  New Rochelle IDA (CNR)                        6.300          07/01/03       -----                      273,848
         275  New Rochelle IDA (CNR)                        6.400          07/01/04       -----                      291,255
       2,450  Niagara IDA (Sevenson Hotel)                  5.750          05/01/03       04/30/00 (c)             2,464,994
         575  North Country Development Auth.               6.600          07/01/02       -----                      599,489
       2,995  North Country Development Auth.               6.750          07/01/12(s)    07/01/99 (b)             3,112,045
          80  Northern Marianas Island Port Auth.           7.050          10/01/04       04/01/97 (b)                82,000
          10  Northern Marianas Island Port Auth.           7.050          10/01/05       04/01/97 (b)                10,300
       1,460  NYC GO                                        0.000          02/01/02       -----                    1,131,923
         170  NYC GO                                        0.000          04/01/00       -----                      153,437
       2,000  NYC GO                                        0.000          08/15/00       -----                    1,686,660

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$      1,500  NYC GO                                        0.000 %        02/01/01       -----                 $  1,230,420
       1,000  NYC GO                                        0.000          02/01/03       -----                      730,900
          50  NYC GO                                        0.000          08/15/01       -----                       40,048
         630  NYC GO                                        0.000          04/01/01       -----                      512,574
          50  NYC GO                                        0.000          02/01/12       02/01/02 (b)                38,255
          10  NYC GO                                        0.000          08/01/03       -----                        9,848
       2,500  NYC GO                                        6.250          08/01/08       -----                    2,610,950
       4,050  NYC GO                                        6.250          08/01/13       08/01/08 (b)             4,123,265
      10,550  NYC GO                                        6.250          08/01/09       08/01/08 (b)            10,954,804
       2,000  NYC GO                                        6.250          08/01/12       08/01/08 (b)             2,041,180
       1,050  NYC GO                                        6.300          08/15/08       08/15/07 (b)             1,097,366
       1,000  NYC GO                                        6.375          02/15/06       -----                    1,060,560
      13,500  NYC GO                                        6.375          08/15/09       08/15/07 (b)            14,111,550
       2,105  NYC GO                                        6.375          08/01/07       08/01/04 (b)             2,177,623
       1,890  NYC GO                                        6.375          08/01/10       08/01/07 (b)             1,962,822
         600  NYC GO                                        6.375          08/01/06       08/01/04 (b)               624,432
         970  NYC GO                                        6.375          08/15/10       08/15/07 (b)             1,007,452
          20  NYC GO                                        6.500          08/01/06       08/01/04 (b)                20,996
         110  NYC GO                                        6.500          08/01/05       08/01/04 (b)               115,786
         115  NYC GO                                        6.500          08/01/08       08/01/04 (b)               120,492
       5,600  NYC GO                                        6.500          08/01/11       08/01/04 (b)             5,832,176
       1,550  NYC GO                                        6.750          10/01/05       10/01/04 (b)             1,660,066
       3,250  NYC GO                                        7.000          02/01/06       02/01/02 (b)             3,498,203
         600  NYC GO                                        7.000          02/01/00       08/01/97 (b)               610,344
       1,000  NYC GO                                        7.000          02/01/01       08/01/97 (b)             1,017,240
          10  NYC GO                                        7.000          02/01/02       08/01/97 (b)                10,167
          40  NYC GO                                        7.000          08/01/09       08/01/97 (b)                41,024
       1,360  NYC GO                                        7.000          08/15/16       08/15/04 (b)             1,465,890
       1,000  NYC GO                                        7.000          02/01/16       02/01/04 (b)             1,074,980
          40  NYC GO                                        7.000          02/01/09       02/01/00 (b)                40,960
          40  NYC GO                                        7.000          02/01/13       08/01/97 (b)                40,652
       9,140  NYC GO                                        7.000          10/01/13       10/01/02 (b)             9,862,791
           5  NYC GO                                        7.000          12/01/10       12/01/97 (b)                 5,198
           5  NYC GO                                        7.000          12/01/08       12/01/97 (b)                 5,198
         730  NYC GO                                        7.000          10/01/09       10/01/04 (b)               787,728
         200  NYC GO                                        7.100          02/01/10       02/01/04 (b)               215,412
         100  NYC GO                                        7.100          08/15/07       08/15/04 (b)               108,362
       2,275  NYC GO                                        7.100          02/01/09       02/01/02 (b)             2,450,312
       1,450  NYC GO                                        7.200          08/15/08       08/15/04 (b)             1,589,911
          25  NYC GO                                        7.200          02/01/05       08/01/97 (b)                25,423
          20  NYC GO                                        7.200          02/01/15       02/01/02 (b)                21,749
         100  NYC GO                                        7.250          02/01/08       08/15/04 (b)               101,693
         115  NYC GO                                        7.250          02/01/07       08/01/97 (b)               117,588
          20  NYC GO                                        7.300          08/15/98       08/15/97 (b)                20,684
         285  NYC GO                                        7.400          02/01/02       -----                      312,782
         500  NYC GO                                        7.400          02/01/00       -----                      535,635
       2,900  NYC GO                                        7.500          02/01/06       02/01/02 (b)             3,224,481
       2,425  NYC GO                                        7.500          02/01/09       02/01/02 (b)             2,697,497
      10,125  NYC GO                                        7.500          02/01/04       02/01/02 (b)            11,212,526
          55  NYC GO                                        7.500          02/01/05       02/01/02 (b)                59,983
           5  NYC GO                                        7.500          10/01/12       10/01/99 (b)                 5,394
          50  NYC GO                                        7.500          08/01/04       08/01/98 (b)                53,185
          25  NYC GO                                        7.500          08/15/02       08/15/97 (b)                25,870
         220  NYC GO                                        7.500          02/01/07       02/01/02 (b)               243,681
           5  NYC GO                                        7.500          08/15/05       08/15/97 (b)                 5,176
          25  NYC GO                                        7.500          08/01/01       08/01/99 (b)                26,933
         100  NYC GO                                        7.500          03/15/09       03/15/00 (b)               106,582
         150  NYC GO                                        7.500          08/15/03       08/15/99 (b)               161,921

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$         50  NYC GO                                        7.625 %        02/01/13       02/01/02 (b)          $     55,895
       4,020  NYC GO                                        7.650          02/01/07       02/01/02 (b)             4,523,264
         300  NYC GO                                        7.700          02/01/09       02/01/02 (b)               336,360
       1,420  NYC GO                                        7.750          08/15/09       08/15/01 (a)             1,631,424
       1,350  NYC GO                                        7.750          08/15/05       08/15/01 (a)             1,551,002
       5,780  NYC GO                                        7.750          08/15/06       08/15/01 (a)             6,640,584
         295  NYC GO                                        7.750          08/15/12       08/15/01 (a)               338,923
         725  NYC GO                                        7.750          08/15/01       08/15/99 (b)               781,478
          55  NYC GO                                        7.750          08/15/01       08/15/99 (a)                59,294
         135  NYC GO                                        7.750          08/15/09       08/15/01 (b)               150,717
         905  NYC GO                                        7.750          08/15/12       08/15/01 (b)             1,010,360
       1,500  NYC GO                                        7.750          08/15/07       08/15/01 (b)             1,674,630
       2,145  NYC GO                                        7.750          08/15/06       08/15/01 (b)             2,394,721
         650  NYC GO                                        7.750          08/15/05       08/15/01 (b)               723,119
          95  NYC GO                                        7.875          08/01/04       08/01/00 (b)               105,443
          55  NYC GO                                        7.875          08/01/04       08/01/00 (a)                61,158
       1,685  NYC GO                                        8.000          08/01/03       08/01/01 (b)             1,903,174
       1,230  NYC GO                                        8.000          08/01/03       08/01/01 (a)             1,422,864
         115  NYC GO                                        0.000 (+)      10/01/06       10/01/02 (b)                84,080
       1,445  NYC GO                                        6.600          02/15/10       02/15/07 (b)             1,499,390
         110  NYC GO                                        8.250          11/15/10       11/15/01 (b)               123,505
       1,950  NYC GO LIMO                                   0.000 (+)      02/01/07       02/01/02 (e)             1,478,334
       2,000  NYC GO LIMO                                   0.000 (+)      02/01/04       02/01/00 (b)             1,778,480
          75  NYC HDC                                       0.000          04/01/01       -----                       60,112
          90  NYC HDC                                       0.000          10/01/00       -----                       73,915
          15  NYC HDC                                       0.000          10/01/02       -----                       10,643
          40  NYC HDC                                       0.000          04/01/99       -----                       35,543
          90  NYC HDC                                       0.000          10/01/03       04/01/98 (b)                59,729
          30  NYC HDC                                       0.000          10/01/99       -----                       26,141
          30  NYC HDC                                       0.000          04/01/03       04/01/98 (b)                20,687
          60  NYC HDC                                       0.000          04/01/04       04/01/98 (b)                38,121
         290  NYC HDC                                       0.000          10/01/06       04/01/98 (b)               151,943
          50  NYC HDC                                       0.000          04/01/00       -----                       42,156
          50  NYC HDC                                       0.000          10/01/08       04/01/98 (b)                22,721
          30  NYC HDC                                       0.000          04/01/08       04/01/98 (b)                14,118
          70  NYC HDC                                       0.000          10/01/07       04/01/98 (b)                34,387
          80  NYC HDC                                       0.000          04/01/06       04/01/98 (b)                43,870
         200  NYC HDC                                       7.375          04/01/17       04/01/98 (b)               207,570
       1,705  NYC HDC                                       7.900          02/01/23(s)    02/01/00 (b)             1,811,358
         725  NYC HDC                                       8.100          09/01/23(s)    09/01/00 (b)               780,071
         100  NYC Housing Auth., Section 8                  8.250          01/01/11       07/01/97 (b)               102,500
       1,325  NYC IDA                                       7.625          11/01/09       05/01/97 (b)             1,328,207
          65  NYC IDA                                       8.125          11/01/09       05/01/97 (b)                66,950
       1,160  NYC IDA (ALA Realty)                          7.000          12/01/05       05/12/02 (c)             1,193,106
         575  NYC IDA (Amster Novelty)                      7.375          12/01/05       05/30/02 (c)               582,774
         835  NYC IDA (Atlantic Veal & Lamb)                7.250          12/01/08       05/25/04 (c)               837,756
         425  NYC IDA (BHMS)                                7.500          01/01/07       03/08/03 (c)               425,978
       2,945  NYC IDA (Blood Center)                        6.800          05/01/02       01/08/00 (c)             3,217,265
         815  NYC IDA (CCM)                                 7.250          12/01/06       01/08/02 (c)               832,449
         250  NYC IDA (CNR)                                 6.200          09/01/10       10/14/08 (c)               256,168
       1,281  NYC IDA (Cummins Engine)                      6.500          03/01/05       06/24/01 (c)             1,284,957
       1,040  NYC IDA (EPG)                                 7.400          07/30/02       04/11/00 (c)             1,096,118
       2,140  NYC IDA (JBFS)                                6.500          12/15/02       08/12/00 (c)             2,245,138
         490  NYC IDA (Koenig Manufacturing)                7.375          12/01/10       09/13/05 (c)               495,586
          20  NYC IDA (Lighthouse)                          6.375          07/01/10       07/01/04 (b)                20,187
         570  NYC IDA (OHEL)                                7.125          03/15/03       06/28/00 (c)               579,747
          91  NYC IDA (Paper Enterprises)                  10.000          11/01/98       12/26/97 (c)                92,739
       3,285  NYC IDA (Plaza Packaging)                     7.650          12/01/09       12/01/99 (b)             3,508,610

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$        785  NYC IDA (Promotional Slideguide)              7.000 %        12/01/05       05/19/02 (c)          $    779,003
         260  NYC IDA (Streamline Plastics)                 7.125          12/01/05       05/25/02 (c)               265,572
       3,565  NYC IDA (St. Bernard's School)                6.125          12/01/11       01/08/06 (c)             3,583,467
          50  NYC IDA (St. Christopher Ottilie)             6.750          07/01/99       -----                       52,562
         160  NYC IDA (United Nations School)               6.050          12/01/05       -----                      159,782
         170  NYC IDA (United Nations School)               6.100          12/01/06       -----                      169,752
         180  NYC IDA (United Nations School)               6.150          12/01/07       -----                      179,719
         100  NYC IDA (Visy Paper )                         7.550          01/01/05       03/29/02 (c)               104,714
       2,305  NYS COP                                       7.625          03/01/09       09/01/01 (b)             2,540,225
       1,725  NYS COP                                       8.250          09/01/07       09/01/97 (b)             1,801,573
       4,040  NYS COP                                       8.300          09/01/12(s)    09/01/97 (b)             4,222,568
       1,620  NYS Dorm (Brookhaven)                         8.700          07/01/06       07/01/97 (b)             1,641,254
          30  NYS Dorm (City University)                    0.000          07/01/03       07/01/98 (b)                20,042
       1,900  NYS Dorm (City University)                    6.000          07/01/10       -----                    1,917,290
         975  NYS Dorm (City University)                    7.200          07/01/01       07/01/00 (a)             1,082,270
       8,380  NYS Dorm (City University)                    8.125          07/01/07       07/01/98 (b)             8,986,042
       5,000  NYS Dorm (City University)                    8.125          07/01/08       07/01/98 (a)             5,411,950
         100  NYS Dorm (Crouse Irving)                     10.250          07/01/04       01/27/97 (b)               102,702
          25  NYS Dorm (ECC)                                7.100          07/01/09       07/01/97 (b)                25,250
          25  NYS Dorm (Higher Education)                   8.500          06/01/03       06/01/97 (b)                25,593
          25  NYS Dorm (JGB)                                7.000          07/01/09       07/01/97 (b)                25,250
         200  NYS Dorm (Judicial-Suffolk)                   9.000          10/15/01       04/15/97 (b)               216,000
       4,565  NYS Dorm (Judicial-Suffolk)                   9.000          10/15/01       04/15/97 (b)             4,977,356
          40  NYS Dorm (Manhattan E,E&T)                    9.500          07/01/12(s)    07/01/97 (b)                40,800
         370  NYS Dorm (Manhattan E,E&T)                   11.500          07/01/09       07/01/97 (b)               379,250
          80  NYS Dorm (Montefiore)                         8.625          07/01/10       07/01/97 (b)                81,760
         225  NYS Dorm (NY Medical College)                 6.875          07/01/03       -----                      235,334
       1,000  NYS Dorm (Nyack)                              6.250          07/01/13       05/10/09 (c)             1,020,550
          75  NYS Dorm (PCP)                                7.800          12/01/05       12/01/98 (b)                80,310
       2,150  NYS Dorm (State University)                   5.750          05/15/10       -----                    2,149,828
       2,465  NYS Dorm (State University)                   5.750          05/15/09       -----                    2,487,358
       1,620  NYS Dorm (State University)                   6.375          05/15/14       05/15/05 (b)             1,660,986
          25  NYS Dorm (State University)                   7.000          05/15/16(s)    05/01/02 (b)                27,040
         120  NYS Dorm (St. Francis G&H)                    7.375          08/01/10       08/01/00 (b)               129,461
         255  NYS Dorm (United Health)                      7.150          08/01/07       02/01/00 (b)               273,903
          50  NYS Dorm (United Hospital)                    6.500          09/15/10       07/01/97 (b)                50,250
         175  NYS Dorm (United Hospital)                   11.750          09/15/10       07/01/97 (b)               180,250
          15  NYS Dorm (University of Rochester)            6.500          07/01/09       07/01/97 (b)                15,406
         500  NYS Dorm (Wildwood)                           7.300          07/01/15       07/01/01 (a)               565,850
         200  NYS Environ. (Consolidated Water)             7.150          11/01/14(s)    11/01/06 (b)               212,658
         275  NYS Environ. (Huntington Res Rec)             7.375          10/01/99       10/18/98 (c)               286,891
       7,545  NYS Environ. (Huntington Res Rec)             7.500          10/01/12(s)    10/01/99 (b)             7,983,817
          50  NYS Environ. (Long Island Water)             10.000          10/01/17       10/01/97 (b)                52,680
         370  NYS Environ. (RSP)                            7.000          04/01/99       -----                      391,948
         595  NYS Environ. (RSP)                            7.000          04/01/00       -----                      641,321
         330  NYS Environ. (RSP)                            7.100          04/01/01       -----                      362,489
       2,985  NYS Environ. (RSP)                            7.250          04/01/07       04/01/02 (b)             3,412,034
       4,080  NYS ERDA (Con Ed)                             7.750          01/01/24       01/01/98 (b)             4,259,846
          15  NYS ERDA (Con Ed)                             9.250          09/15/22       09/15/97 (b)                15,698
         175  NYS ERDA (LILCO)                              7.500          12/01/06       06/01/97 (b)               176,750
         425  NYS ERDA (LILCO)                              7.800          12/01/09       06/01/97 (b)               425,608
         315  NYS ERDA (LILCO)                              8.250          10/01/12       04/01/97 (b)               315,945
       2,125  NYS ERDA (Niagara Mohawk)                     8.875          11/01/25       05/01/97 (b)             2,183,438
          40  NYS GO                                        6.600          12/01/14       06/01/97 (b)                41,000
       1,500  NYS HDC                                       6.550          10/01/15(s)    04/01/05 (b)             1,567,770
         600  NYS HDC                                       9.625          01/01/19(s)    07/01/97 (b)               622,902
         520  NYS HDC                                       5.750          04/01/07       05/22/03 (c)               528,809
       1,970  NYS HDC (Pass Through Certificate) (i)        6.500          09/20/03       11/20/02 (c)             2,043,225

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$         80  NYS HFA (Children's Rescue)                   7.400 %        11/01/00       -----                 $     84,615
          65  NYS HFA (Children's Rescue)                   7.500          05/01/01       -----                       69,352
         140  NYS HFA (Children's Rescue)                   7.500          11/01/01       -----                      150,195
          94  NYS HFA (General Housing)                     6.500          11/01/03       -----                       94,940
          10  NYS HFA (General Housing)                     6.600          11/01/05       11/01/00 (b)                10,425
           6  NYS HFA (General Housing)                     6.750          11/01/98       -----                        6,060
       1,435  NYS HFA (Health Facility)                     6.000          05/01/07       -----                    1,464,762
       2,165  NYS HFA (Health Facility)                     6.000          05/01/08       -----                    2,195,007
      20,730  NYS HFA (Health Facility)                     7.900          11/01/99       08/21/98 (c)            22,003,651
       1,535  NYS HFA (HELP/Bronx)                          8.050          11/01/05       11/01/99 (b)             1,645,796
       2,000  NYS HFA (H&N)                                 5.625          09/15/13       06/21/12 (c)             1,960,580
          55  NYS HFA (H&N)                                 5.900          11/01/05       -----                       53,900
         650  NYS HFA (H&N)                                 6.800          11/01/02       05/01/97 (b)               663,637
         480  NYS HFA (H&N)                                 6.800          11/01/01       05/01/97 (b)               490,738
          55  NYS HFA (H&N)                                 6.875          11/01/04       05/01/97 (b)                55,550
       1,710  NYS HFA (H&N)                                 6.875          11/01/07       05/01/97 (b)             1,747,842
         300  NYS HFA (H&N)                                 6.875          11/01/11       05/01/97 (b)               306,180
          25  NYS HFA (H&N)                                 6.875          11/01/05       05/01/97 (b)                25,250
          45  NYS HFA (H&N)                                 6.875          11/01/09       05/01/97 (b)                45,743
          15  NYS HFA (H&N)                                 6.875          11/01/10       05/01/97 (b)                15,375
       1,550  NYS HFA (H&N)                                 7.000          11/01/17(s)    05/01/97 (b)             1,596,500
         570  NYS HFA (H&N)                                 8.000          11/01/08       11/01/00 (b)               638,674
           5  NYS HFA (H&N)                                 8.625          11/01/05       05/01/97 (b)                 5,050
         140  NYS HFA (H&N)                                 9.000          11/01/17(s)    05/01/97 (b)               142,800
          10  NYS HFA (Insured Mtg.)                        6.250          08/15/14(s)    08/15/06 (b)                10,298
         145  NYS HFA (Meadow Manor)                        7.750          11/01/19       05/01/97 (b)               148,045
         135  NYS HFA (Monroe)                              7.625          05/01/05       05/01/00 (b)               147,454
       1,000  NYS HFA (Multi-Family)                        6.450          08/15/14(s)    08/15/04 (b)             1,037,630
          15  NYS HFA (Multi-Family)                        7.300          11/01/04       11/01/99 (b)                16,424
         800  NYS HFA (Multi-Family)                        7.450          11/01/28(s)    11/01/99 (b)               842,392
         875  NYS HFA (Multi-Family)                       10.000          11/15/99       05/15/97 (b)               879,253
          10  NYS HFA (NonProfit)                           6.100          11/01/98       -----                       10,000
          50  NYS HFA (NonProfit)                           6.100          11/01/99       -----                       50,250
          25  NYS HFA (NonProfit)                           6.400          11/01/05       -----                       25,250
          40  NYS HFA (NonProfit)                           6.400          11/01/00       -----                       40,400
          35  NYS HFA (NonProfit)                           6.400          11/01/09       11/01/01 (b)                35,140
          10  NYS HFA (NonProfit)                           6.400          11/01/04       -----                       10,100
          35  NYS HFA (NonProfit)                           6.500          11/01/02       -----                       36,373
          10  NYS HFA (NonProfit)                           6.500          11/01/01       -----                       10,100
          20  NYS HFA (NonProfit)                           6.600          11/01/01       -----                       21,164
          15  NYS HFA (NonProfit)                           6.600          11/01/11       11/01/03 (b)                15,000
          75  NYS HFA (NonProfit)                           6.600          11/01/05       11/01/98 (b)                78,351
           5  NYS HFA (NonProfit)                           6.600          11/01/10       -----                        5,050
           5  NYS HFA (NonProfit)                           6.600          11/01/02       -----                        5,186
         225  NYS HFA (NonProfit)                           6.600          11/01/03       11/01/98 (b)               228,375
          25  NYS HFA (NonProfit)                           6.600          11/01/05       11/01/00 (b)                25,438
          10  NYS HFA (NonProfit)                           6.600          11/01/13       05/01/97 (b)                 9,980
       1,420  NYS HFA (NonProfit)                           6.750          11/01/11       05/01/97 (b)             1,470,637
          20  NYS HFA (NonProfit)                           6.750          11/01/01       11/01/98 (b)                20,400
          61  NYS HFA (NonProfit)                           6.875          11/01/10       05/01/97 (b)                62,525
         250  NYS HFA (Phillips Village)                    6.700          08/15/02       -----                      262,988
         195  NYS HFA (Phillips Village)                    6.700          02/15/02       -----                      204,705
         175  NYS HFA (Phillips Village)                    6.900          02/15/04       -----                      186,212
          85  NYS HFA (Phillips Village)                    6.900          08/15/04       -----                       90,644
         415  NYS HFA (Simeon Dewitt)                       8.000          11/01/18(s)    05/01/98 (b)               421,350
         360  NYS HFA (Westchester/HELP)                    7.500          11/01/00       03/05/99 (c)               381,247
          60  NYS HFA (Westchester/HELP)                    7.550          11/01/02       05/01/00 (b)                64,988
         795  NYS LGSC (SCSB)                               6.375          12/15/09       10/15/04 (c)               806,035

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$         35  NYS Medcare (Beth Israel Medical Center)      7.200 %        11/01/14       05/01/97 (b)          $     35,788
         615  NYS Medcare (Brookdale Hospital)              6.600          08/15/03       -----                      643,917
         260  NYS Medcare (Brookdale Hospital)              6.600          02/15/03       -----                      271,588
       1,000  NYS Medcare (Central Suffolk)                 6.125          11/01/16       06/03/12 (c)               880,310
         365  NYS Medcare (Downtown Hospital)               6.550          02/15/06       -----                      383,754
         945  NYS Medcare (Downtown Hospital)               6.550          08/15/06       -----                      995,558
          95  NYS Medcare (Good Samaritan)                  7.650          11/01/01       11/01/97 (b)                98,886
       1,750  NYS Medcare (Huntington Hospital)             6.500          11/01/14(s)    11/01/06 (b)             1,820,963
       1,470  NYS Medcare (H&N)                             6.400          08/15/14       08/15/06 (b)             1,555,892
          20  NYS Medcare (H&N)                             7.000          02/15/99       -----                       20,991
          25  NYS Medcare (H&N)                             7.100          08/15/01       02/15/98 (b)                26,172
         550  NYS Medcare (H&N)                             7.100          11/01/99       -----                      562,007
          10  NYS Medcare (H&N)                             7.100          11/01/98       -----                       10,100
          60  NYS Medcare (H&N)                             7.100          11/01/00       -----                       61,200
         755  NYS Medcare (H&N)                             7.200          11/01/01       05/01/97 (b)               771,663
           5  NYS Medcare (H&N)                             7.250          02/15/98       -----                        5,153
         185  NYS Medcare (H&N)                             7.250          11/01/03       05/01/97 (b)               190,550
         310  NYS Medcare (H&N)                             7.250          02/15/09       02/15/99 (b)               335,349
          90  NYS Medcare (H&N)                             7.250          11/01/02       05/01/97 (b)                92,700
          20  NYS Medcare (H&N)                             7.300          08/15/10       08/15/99 (b)                21,067
         470  NYS Medcare (H&N)                             7.400          11/01/16(s)    05/01/97 (b)               480,589
          10  NYS Medcare (H&N)                             7.500          02/15/09       02/15/99 (b)                10,482
         120  NYS Medcare (H&N)                             7.500          02/15/08       02/15/98 (b)               128,747
           5  NYS Medcare (H&N)                             7.750          08/15/08       08/15/98 (b)                 5,355
          10  NYS Medcare (H&N)                             8.000          02/15/28       08/15/98 (b)                10,513
         350  NYS Medcare (H&N)                             8.000          02/15/27       08/15/97 (b)               364,536
         245  NYS Medcare (H&N)                             8.625          02/15/06       02/15/97 (b)               246,313
         335  NYS Medcare (H&N)                             8.875          08/15/27       02/15/98 (b)               350,705
         960  NYS Medcare (H&N)                             9.000          02/15/26       02/15/97 (b)               965,578
       3,090  NYS Medcare (H&N)                            10.000          11/01/06       05/01/97 (b)             3,267,675
       1,660  NYS Medcare (Insured Hospital)                7.250          02/15/12       08/15/97 (b)             1,721,603
         310  NYS Medcare (Insured Hospital)                7.625          02/15/02       08/15/97 (b)               321,941
       1,610  NYS Medcare (Insured Hospital)                7.875          02/15/07       08/15/97 (b)             1,675,543
           5  NYS Medcare (Insured Mtg.)                    7.100          02/15/00       -----                        5,212
         690  NYS Medcare (Insured Mtg.)                    9.375          11/01/16(s)    05/01/97 (b)               720,429
         665  NYS Medcare (Insured Nursing)                10.250          01/01/24       07/01/97 (b)               687,610
       1,345  NYS Medcare (Long Beach)                      7.625          02/15/06       08/15/98 (b)             1,447,637
          20  NYS Medcare (Mental Health)                   0.000          08/15/01       -----                       15,528
          10  NYS Medcare (Mental Health)                   0.000          02/15/03       08/15/98 (b)                 6,912
          30  NYS Medcare (Mental Health)                   0.000          08/15/03       08/15/98 (b)                19,987
          85  NYS Medcare (Mental Health)                   6.850          08/15/00       -----                       91,098
          45  NYS Medcare (Mental Health)                   7.000          02/15/01       -----                       47,622
          50  NYS Medcare (Mental Health)                   7.200          08/15/00       -----                       53,044
          40  NYS Medcare (Mental Health)                   7.200          02/15/04       08/15/99 (b)                42,869
          90  NYS Medcare (Mental Health)                   7.375          02/15/14       08/15/99 (b)                94,566
          45  NYS Medcare (Mental Health)                   7.400          08/15/00       -----                       49,044
          25  NYS Medcare (Mental Health)                   7.400          02/15/02       02/15/00 (b)                27,353
          15  NYS Medcare (Mental Health)                   7.500          08/15/07       02/15/01 (b)                16,838
         400  NYS Medcare (Mental Health)                   7.625          02/15/07       08/15/01 (b)               440,380
          20  NYS Medcare (Mental Health)                   7.625          08/15/07       08/15/01 (b)                21,888
         105  NYS Medcare (Mental Health)                   7.750          08/15/10       02/15/00 (b)               111,600
       3,000  NYS Medcare (Mental Health)                   8.250          02/15/99       08/15/97 (b)             3,126,450
          35  NYS Medcare (Mental Health)                   8.875          08/15/07       08/15/97 (b)                36,260
          50  NYS Medcare (North Shore)                     7.125          11/01/08       11/01/00 (b)                52,447
          10  NYS Medcare (N. General)                      7.000          02/15/98       -----                       10,254
         275  NYS Medcare (N. General)                      7.100          02/15/99       -----                      289,174
          25  NYS Medcare (N. General)                      7.150          08/15/01       08/15/99 (b)                26,825
          10  NYS Medcare (N. General)                      7.200          08/15/02       08/15/99 (b)                10,452

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$        965  NYS Medcare (N. General)                      7.350 %        08/15/09       08/15/99 (b)          $  1,017,641
         135  NYS Medcare (Secured Hospital)                7.000          02/15/07       02/15/97 (b)               138,375
         105  NYS Medcare (Secured Hospital)                7.000          02/15/07       02/15/97 (b)               108,150
          15  NYS Medcare (St. Luke's Hospital)             7.400          02/15/09       02/15/00 (b)                16,655
          10  NYS Medcare (Vassar Brothers Hospital)        7.700          11/01/99       11/01/97 (b)                10,417
         715  NYS Medcare (WHMC)                            6.850          02/15/00       -----                      744,780
          80  NYS Medcare (WHMC)                            6.850          08/15/00       -----                       83,764
          80  NYS Medcare (WHMC)                            6.950          08/15/01       -----                       84,671
         250  NYS Medcare (WHMC)                            6.950          02/15/01       -----                      263,188
          50  NYS Medcare (WHMC)                            7.150          08/15/03       08/15/01 (b)                53,806
          25  NYS Medcare (WHMC)                            7.150          02/15/03       08/15/01 (b)                26,849
       1,600  NYS Medcare (WHMC)                            7.350          08/15/11(s)    08/15/01 (b)             1,727,360
         100  NYS Power Authority                           7.500          01/01/02       01/01/98 (b)               105,408
         385  NYS Thruway                                   0.000          01/01/06       -----                      232,767
         530  NYS Thruway                                   0.000          01/01/01       -----                      429,602
         250  NYS Thruway                                   0.000          01/01/05       -----                      159,220
         400  NYS Thruway                                   0.000          01/01/98       -----                      380,652
          10  NYS UDC                                       0.000          01/01/00       -----                        8,518
          15  NYS UDC                                       0.000          01/01/11       04/08/08 (c)                 6,419
          20  NYS UDC                                       0.000          01/01/99       -----                       17,888
          30  NYS UDC                                       0.000          01/01/07       -----                       16,437
          25  NYS UDC (Correctional Facilities)             0.000          01/01/03       -----                       18,032
         250  NYS UDC (Correctional Facilities)             6.700          01/01/99       -----                      260,128
          50  NYS UDC (South Mall)                          0.000          01/01/05       06/24/04 (c)                32,851
          35  NYS UDC (South Mall)                          0.000          01/01/03       -----                       24,929
         130  NYS UDC (South Mall)                          0.000          01/01/05       -----                       84,033
         175  NYS UDC (South Mall)                          0.000          01/01/11       04/08/08 (c)                76,801
          10  NYS (SONYMA) Mortgage, 1                      0.000          10/01/14(s)    04/01/97 (b)                 1,924
         125  NYS (SONYMA) Mortgage, 1                      0.000          10/01/98       04/01/97 (b)               107,111
         120  NYS (SONYMA) Mortgage, 10-A                   7.800          10/01/03       04/01/98 (b)               126,145
          25  NYS (SONYMA) Mortgage, 10-A                   8.000          10/01/08       04/01/98 (b)                25,877
          15  NYS (SONYMA) Mortgage, 11                     6.875          04/01/16(s)    10/01/98 (b)                15,300
          30  NYS (SONYMA) Mortgage, 12                     0.000          04/01/03       10/01/97 (b)                19,655
          30  NYS (SONYMA) Mortgage, 12                     0.000          04/01/99       10/01/97 (b)                27,204
         100  NYS (SONYMA) Mortgage, 12                     0.000          10/01/00       10/01/97 (b)                79,785
          60  NYS (SONYMA) Mortgage, 12                     0.000          10/01/99       10/01/97 (b)                51,717
          15  NYS (SONYMA) Mortgage, 12                     6.800          10/01/97       -----                       15,236
          25  NYS (SONYMA) Mortgage, 12                     6.800          04/01/97       -----                       25,129
         830  NYS (SONYMA) Mortgage, 2                      0.000          10/01/14(s)    04/01/97 (b)               156,903
          50  NYS (SONYMA) Mortgage, 44                     7.000          10/01/07       11/01/06 (b)                52,419
         215  NYS (SONYMA) Mortgage, 6                      9.375          04/01/10       04/01/01 (c)               224,221
          65  NYS (SONYMA) Mortgage, 7 GAINS                0.000 (+)      10/01/14(s)    04/01/98 (b)                60,022
          25  NYS (SONYMA) Mortgage, 8-A                    0.000          04/01/02       10/01/98 (b)                18,283
         250  NYS (SONYMA) Mortgage, 8-A                    0.000          04/01/00       10/01/98 (b)               204,068
          60  NYS (SONYMA) Mortgage, 8-A                    0.000          10/01/01       10/01/98 (b)                45,310
          85  NYS (SONYMA) Mortgage, 8-A                    0.000          04/01/01       10/01/98 (b)                66,116
          30  NYS (SONYMA) Mortgage, 8-A                    0.000          10/01/00       10/01/98 (b)                24,079
          70  NYS (SONYMA) Mortgage, 8-A                    0.000          10/01/02       10/01/98 (b)                49,689
          20  NYS (SONYMA) Mortgage, 8-A                    0.000          10/01/98       -----                       18,275
          75  NYS (SONYMA) Mortgage, 8-A                    6.875          04/01/17(s)    04/01/97 (b)                76,875
          50  NYS (SONYMA) Mortgage, 8-B                    7.200          04/01/99       -----                       51,281
          25  NYS (SONYMA) Mortgage, 8-C                    7.500          04/01/99       10/01/97 (b)                25,947
          40  NYS (SONYMA) Mortgage, 8-C                    7.900          10/01/01       10/01/97 (b)                41,646
          85  NYS (SONYMA) Mortgage, 8-C                    8.300          10/01/06       10/01/97 (b)                87,570
       3,535  NYS (SONYMA) Mortgage, 8-C                    8.400          10/01/17(s)    10/01/97 (b)             3,611,886
          25  NYS (SONYMA) Mortgage, 8-D                    7.700          10/01/99       01/04/98 (b)                26,297
         100  NYS (SONYMA) Mortgage, 8-D                    8.200          10/01/06       01/04/98 (b)               103,231
          80  NYS (SONYMA) Mortgage, 8-E                    8.100          10/01/17(s)    04/01/98 (b)                82,655

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$         40  NYS (SONYMA) Mortgage, 8-F                    7.200 %        10/01/00       07/01/98 (b)          $     42,270
          30  NYS (SONYMA) Mortgage, 8-F                    7.800          10/01/06       07/01/98 (b)                31,347
         110  NYS (SONYMA) Mortgage, 8-F                    8.000          10/01/17(s)    10/01/97 (c)               112,768
         100  NYS (SONYMA) Mortgage, 9-A                    6.700          10/01/98       04/01/97 (b)               101,600
          25  NYS (SONYMA) Mortgage, 9-A                    6.900          04/01/00       04/01/97 (b)                25,558
          20  NYS (SONYMA) Mortgage, 9-A                    7.000          04/01/01       04/01/97 (b)                20,400
         100  NYS (SONYMA) Mortgage, 9-A                    7.250          10/01/06       04/01/97 (b)               102,300
          15  NYS (SONYMA) Mortgage, 9-A                    7.300          04/01/17       04/01/97 (b)                15,360
          10  NYS (SONYMA) Mortgage, 9-A                    8.250          10/01/08       04/01/98 (b)                10,423
         190  NYS (SONYMA) Mortgage, 9-B                    8.000          10/01/02       07/01/97 (b)               196,555
         230  NYS (SONYMA) Mortgage, 9-B                    8.125          10/01/07       07/01/97 (b)               237,539
       6,120  NYS (SONYMA) Mortgage, 9-B                    8.300          10/01/17(s)    07/01/97 (b)             6,285,240
          90  NYS (SONYMA) Mortgage, 9-C                    8.400          10/01/02       10/01/97 (b)                92,786
          25  NYS (SONYMA) Mortgage, 9-E                    7.375          10/01/98       -----                       26,263
         440  NYS (SONYMA) Mortgage, 9-E                    8.000          10/01/03       04/01/98 (b)               458,665
          70  NYS (SONYMA) Mortgage, AA                     7.700          04/01/99       -----                       73,179
          65  NYS (SONYMA) Mortgage, BB-2                   7.125          10/01/98       10/01/97 (b)                67,432
         210  NYS (SONYMA) Mortgage, BB-2                   7.850          10/01/08       10/01/97 (b)               217,946
      12,570  NYS (SONYMA) Mortgage, BB-2                   7.950          10/01/15(s)    10/01/97 (b)            13,043,135
          35  NYS (SONYMA) Mortgage, EE-1                   8.000          10/01/10       04/14/99 (b)                36,478
          35  NYS (SONYMA) Mortgage, EE-2                   7.050          10/01/00       02/04/99 (c)                37,336
          65  NYS (SONYMA) Mortgage, EE-2                   7.450          10/01/10       09/14/99 (b)                68,586
         230  NYS (SONYMA) Mortgage, EE-3                   7.125          10/01/00       02/04/99 (c)               239,796
         115  NYS (SONYMA) Mortgage, EE-4                   7.800          10/01/13(s)    10/01/00 (b)               123,686
          25  NYS (SONYMA) Mortgage, FF                     7.000          04/01/97       -----                       25,142
          50  NYS (SONYMA) Mortgage, FF                     7.100          10/01/98       -----                       51,862
          10  NYS (SONYMA) Mortgage, FF                     7.850          10/01/08       10/01/97 (b)                10,369
       4,875  NYS (SONYMA) Mortgage, FF                     7.950          10/01/14(s)    10/01/97 (b)             5,058,495
          55  NYS (SONYMA) Mortgage, HH-2                   7.700          10/01/09       10/01/99 (b)                57,294
         125  NYS (SONYMA) Mortgage, HH-3                   7.875          10/01/09       06/07/00 (b)               132,886
       3,600  NYS (SONYMA) Mortgage, HH-3                   7.950          04/01/22(s)    06/07/00 (b)             3,817,044
          75  NYS (SONYMA) Mortgage, II                     0.000          04/01/05       04/01/99 (b)                41,654
         300  NYS (SONYMA) Mortgage, II                     0.000          10/01/09       04/01/99 (b)               116,850
          45  NYS (SONYMA) Mortgage, II                     0.000          10/01/05       04/01/99 (b)                24,017
          40  NYS (SONYMA) Mortgage, II                     0.000          10/01/06       04/01/99 (b)                19,756
         175  NYS (SONYMA) Mortgage, II                     0.000          04/01/09       04/01/99 (b)                70,872
       6,910  NYS (SONYMA) Mortgage, II                     0.000          04/01/20       04/01/99 (b)             1,133,102
          90  NYS (SONYMA) Mortgage, II                     0.000          04/01/07       04/01/99 (b)                42,599
         520  NYS (SONYMA) Mortgage, II                     0.000          10/01/08       04/01/99 (b)               218,962
         120  NYS (SONYMA) Mortgage, II                     0.000          10/01/07       04/01/99 (b)                54,626
         100  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/02       -----                       73,883
          75  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/01       -----                       55,773
         215  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/03       10/01/99 (b)               142,801
         145  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/01       -----                      108,432
          10  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/00       -----                        7,738
         200  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/07       10/01/99 (b)                98,164
          75  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/00       -----                       60,055
          50  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/08       10/01/99 (b)                21,989
          30  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/04       10/01/99 (b)                18,431
          10  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/04       10/01/99 (b)                 5,922
         170  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/05       10/01/99 (b)                97,158
         185  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/05       10/01/99 (b)               101,774
          35  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/03       10/01/99 (b)                22,352
          60  NYS (SONYMA) Mortgage, JJ                     0.000          04/01/06       10/01/99 (b)                31,715
         270  NYS (SONYMA) Mortgage, JJ                     0.000          10/01/06       10/01/99 (b)               137,711
          15  NYS (SONYMA) Mortgage, KK                     7.050          10/01/99       07/22/98 (c)                15,731
         100  NYS (SONYMA) Mortgage, MM-1                   7.100          10/01/97       -----                      101,790
          30  NYS (SONYMA) Mortgage, MM-1                   7.200          10/01/98       -----                       31,258

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$         35  NYS (SONYMA) Mortgage, MM-1                   7.500 %        04/01/13(s)    02/04/01 (b)          $     37,025
          25  NYS (SONYMA) Mortgage, MM-1                   7.650          10/01/03       02/04/01 (b)                26,652
         100  NYS (SONYMA) Mortgage, MM-1                   7.700          10/01/04       02/04/01 (b)               106,226
          50  NYS (SONYMA) Mortgage, MM-1                   7.750          04/01/05       02/04/01 (b)                53,202
          10  NYS (SONYMA) Mortgage, MM-2                   7.550          04/01/02       10/01/00 (b)                10,514
          25  NYS (SONYMA) Mortgage, NN                     7.100          04/01/02       01/01/00 (b)                26,789
          20  NYS (SONYMA) Mortgage, NN                     7.150          10/01/03       01/01/00 (b)                21,014
          25  NYS (SONYMA) Mortgage, QQ                     7.700          10/01/12       04/01/00 (b)                26,284
          25  NYS (SONYMA) Mortgage, RR                     7.700          10/01/10       10/01/00 (b)                26,849
         115  NYS (SONYMA) Mortgage, SS                     7.500          10/01/19(s)    10/01/00 (b)               118,711
          25  NYS (SONYMA) Mortgage, TT                     6.850          10/01/01       -----                       26,744
          20  NYS (SONYMA) Mortgage, TT                     6.950          04/01/02       -----                       20,499
          25  NYS (SONYMA) Mortgage, TT                     7.200          10/01/05       04/01/03 (b)                26,563
          25  NYS (SONYMA) Mortgage, UU                     6.850          10/01/99       -----                       26,158
          75  NYS (SONYMA) Mortgage, UU                     6.950          04/01/00       -----                       79,509
         525  NYS (SONYMA) Mortgage, UU                     7.150          10/01/22(s)    10/01/01 (b)               547,418
         135  NYS (SONYMA) Mortgage, UU                     7.750          10/01/23(s)    04/01/01 (b)               142,649
          50  NYS (SONYMA) Mortgage, VV                     6.300          04/01/97       -----                       50,210
           5  NYS (SONYMA) Mortgage, VV                     6.400          04/01/98       -----                        5,106
          40  NYS (SONYMA) Mortgage, VV                     6.600          04/01/00       -----                       42,051
          25  NYS (SONYMA) Mortgage, VV                     6.800          10/01/02       -----                       27,064
          60  NYS (SONYMA) Mortgage, VV                     6.900          04/01/03       -----                       65,974
          50  NYS (SONYMA) Mortgage, VV                     7.000          04/01/04       10/01/03 (b)                52,566
         580  NYS (SONYMA) Mortgage, VV                     7.250          10/01/07       10/01/01 (b)               618,268
      13,260  NYS (SONYMA) Mortgage, VV                     7.375          10/01/11(s)    10/01/01 (b)            14,179,714
          20  Oneida Healthcare Corp.                       7.100          08/01/11       08/01/01 (b)                21,465
       1,150  Oneida Herkimer SWMA                          6.600          04/01/04       -----                    1,228,775
       2,200  Oneida Herkimer SWMA                          6.750          04/01/14(s)    04/01/05 (b)             2,251,590
          15  Oneida IDA (MetLife Insurance)                7.250          12/01/97       -----                       15,225
      15,300  Onondaga County Res Rec                       6.625          05/01/00       11/30/98 (c)            15,756,246
       8,260  Onondaga County Res Rec                       6.875          05/01/06       01/12/04 (c)             8,637,978
          60  Onondaga IDA (Sysco Foods)                    7.750          04/01/03       04/01/97 (b)                60,600
       1,805  Oswego County Res Rec                         6.500          06/01/04       05/23/03 (c)             1,942,036
          50  Philadelphia, NY GO                           7.500          12/15/09       -----                       57,105
          75  Port Authority NY/NJ (Delta Airlines)         6.950          06/01/08       06/01/04 (b)                82,586
       1,000  Port Authority NY/NJ (KIAC)                   6.750          10/01/11       05/03/10 (c)             1,023,410
      10,000  Port Authority NY/NJ (KIAC)                   7.000          10/01/07       05/02/05 (c)            10,732,600
          15  Portchester Community Devel.                  8.100          08/01/10       02/08/05 (c)                17,416
       2,499  Puerto Rico Aqueduct & Sewer (i)              7.250          03/21/00       10/16/98 (c)             2,560,018
          95  Puerto Rico Commonwealth GO                   7.125          07/01/02       07/01/97 (b)                98,091
          50  Puerto Rico Commonwealth Infrastructure       7.500          07/01/09       07/01/98 (b)                52,447
           5  Puerto Rico Commonwealth Infrastructure       7.700          07/01/01       07/01/98 (b)                 5,266
          10  Puerto Rico Commonwealth Infrastructure       7.750          07/01/08       07/01/98 (b)                10,524
          10  Puerto Rico Electric                          7.000          07/01/07       07/01/99 (b)                10,314
          45  Puerto Rico HFC                               0.000          04/15/08       09/15/98 (b)                20,936
          25  Puerto Rico HFC                               0.000          10/15/04       09/15/98 (b)                15,292
           5  Puerto Rico HFC                               6.700          04/01/97       -----                        5,029
          45  Puerto Rico HFC                               6.800          10/01/99       -----                       47,395
          15  Puerto Rico HFC                               6.900          04/15/98       -----                       15,424
          20  Puerto Rico HFC                               7.000          04/15/99       -----                       20,959
          40  Puerto Rico HFC                               7.000          04/01/00       -----                       42,836
          15  Puerto Rico HFC                               7.100          10/15/00       10/01/98 (b)                15,845
          10  Puerto Rico HFC                               7.100          04/01/02       04/01/00 (b)                10,758
          65  Puerto Rico HFC                               7.300          04/01/06       04/01/00 (b)                68,447
          30  Puerto Rico HFC                               7.400          04/01/07       04/01/00 (b)                31,633
          20  Puerto Rico HFC                               7.450          10/15/09       09/27/00 (b)                21,294
       6,585  Puerto Rico HFC                               7.500          04/01/22(s)    04/01/00 (b)             6,962,518
       1,060  Puerto Rico HFC                               7.500          10/01/15(s)    04/01/00 (b)             1,125,603

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$        245  Puerto Rico HFC                               8.250 %        06/01/11(s)    06/01/97 (b)          $    248,295
          10  Puerto Rico IME (Baxter Travenol)             8.000          09/01/12       09/01/98 (b)                10,823
          15  Puerto Rico IME (Dr. Pila Hospital)           7.700          08/01/08       08/01/98 (a)                16,039
         710  Puerto Rico IME (Squibb)                      6.500          07/01/04       07/01/97 (b)               717,988
          55  Puerto Rico PCR                               8.000          01/01/03       07/01/97 (b)                56,100
         130  Puerto Rico Port Auth.                        7.300          07/01/07       07/01/97 (b)               132,600
         586  Puerto Rico Port Auth. (Computer Lease) (i)   9.000          05/15/99       05/31/98 (c)               614,961
       2,000  Puerto Rico TEMEC (MGH)                       6.500          07/01/12(s)    07/01/08 (b)             2,056,600
          20  Puerto Rico Urban Renewal                     0.000          10/01/97       -----                       19,242
         105  Puerto Rico Urban Renewal                     7.875          10/01/04       10/01/99 (b)               113,359
       1,440  Putnam IDA (Brewster Plastics)                7.375          12/01/08       03/28/04 (c)             1,477,814
          35  Radisson Senior Citizens Hsg.                12.000          11/01/11(s)    11/01/97 (b)                38,114
         125  Rensselaer Hsg. Auth. (Renwyck)               7.650          01/01/11(s)    01/01/03 (b)               143,754
       1,440  Rensselaer Municipal Leasing Corp.            6.250          06/01/04       12/28/02 (c)             1,475,914
          25  Riverhead Hsg. Devel.                         8.250          08/01/10       02/01/97 (b)                26,250
       3,025  Rochester Hsg. Auth. (Crossroads)             7.300          07/01/05       12/05/01 (c)             3,285,967
         770  Rochester Hsg. Auth. (Stonewood)              5.900          09/01/09       06/24/04 (c)               774,435
         775  Rockland IDA (DC)                             7.000          03/01/03       06/12/00 (c)               808,255
         225  Roxbury CSD                                   6.400          06/15/10       06/15/07 (b)               228,346
         235  Roxbury CSD                                   6.400          06/15/11       06/15/07 (b)               238,494
         295  Saratoga IDA (ARC)                            7.250          03/01/01       04/20/99 (c)               301,151
         250  Saratoga IDA (City Center)                   10.000          10/01/08       10/01/99 (b)               279,868
       2,495  Saratoga IDA (Saratoga Sheraton)              6.750          12/31/07       08/13/02 (c)             2,579,556
          50  Schodack IDA (Hamilton Printing)              7.600          07/01/00       -----                       53,945
          50  Steuben IDA (Corning Glass)                   7.625          07/01/99       07/01/97 (b)                51,000
         240  Steuben IDA (Corning Glass)                   9.000          11/01/04       05/01/97 (b)               244,800
          25  St. Casimer's Elderly Hsg.                    7.000          09/01/98       -----                       25,625
         950  St. Casimer's Elderly Hsg.                    7.375          09/01/10       03/01/97 (b)               988,618
          30  St. Lawrence County (SWDA)                    8.250          01/01/02       01/01/99 (a)                32,645
          10  St. Lawrence County (SWDA)                    8.300          01/01/99       01/01/98 (a)                10,574
           5  Suffolk County GO                             6.000          09/15/97       -----                        5,063
          10  Suffolk County GO                             6.400          02/01/00       -----                       10,100
         210  Suffolk IDA (ADP)                             7.750          04/01/18       04/01/97 (b)               215,775
         240  Suffolk IDA (Dowling College)                 6.500          12/01/06       -----                      249,218
          20  Suffolk IDA (Marbar)                          8.150          03/01/04       03/01/97 (b)                20,656
          25  Suffolk IDA (Marbar)                          8.200          03/01/05       03/01/97 (b)                25,491
          85  Suffolk IDA (OPWC)                            7.000          11/01/02       08/14/00 (c)                90,876
         480  Suffolk IDA (Printing Assoc.)                 7.013 (v)      01/01/01       07/01/97 (f)               480,000
       1,420  Suffolk IDA (Rimland Facilities)              6.188 (v)      12/01/04       06/01/97 (f)             1,420,000
       2,410  Sunnybrook Elderly Hsg. Corp.                11.250          12/01/14(s)    04/01/97 (b)             2,553,082
         133  Syracuse IDA (Genesee St.)                    6.023 (v)      12/01/98       06/01/97 (f)               135,334
       1,010  Syracuse IDA (Rockwest Center)                7.000          12/01/05       06/12/02 (c)             1,029,503
         460  Syracuse IDA (Rockwest Center)                7.250          06/01/03       09/15/00 (c)               491,832
       1,240  Syracuse IDA (St. Joseph's Hospital)          7.250          06/01/01       07/22/99 (c)             1,313,495
       1,030  Syracuse Senior Citizens Hsg.                 8.000          12/01/10       06/01/97 (b)             1,079,183
         195  Tomkins IDA (Kendall at Ithaca)               7.875          06/01/15(s)    06/01/05 (b)               199,801
         300  Tompkins Healthcare                          10.800          02/01/28       08/01/05 (b)               394,119
         310  Tonawanda Housing Devel.                     10.000          05/01/08       05/01/97 (b)               317,263
         130  Tonawanda Housing Devel.                     10.000          05/01/07       05/01/97 (b)               132,600
         105  Tonawanda Housing Devel.                     10.000          05/01/06       05/01/97 (b)               107,100
          85  Tupper Lake Housing Devel.                    8.125          10/01/10       03/15/02 (b)                89,250
         510  Ulster County Res Rec                         5.500          03/01/02       -----                      513,279
       1,080  Ulster County Res Rec                         5.500          03/01/03       -----                    1,080,248
       1,600  Union Elderly Hsg.                           10.000          04/01/13(s)    04/01/97 (b)             1,664,000
           5  Union Elderly Hsg.                           11.000          04/01/00       04/01/97 (b)                 5,200
         910  Union Hsg. (Methodist Homes)                  6.800          11/01/04       09/07/01 (c)               949,267
          90  Union Hsg. (Methodist Homes)                  7.800          04/01/97       -----                       90,607
          95  Union Hsg. (Methodist Homes)                  7.900          04/01/98       -----                       98,112

Limited Term New York Municipal Fund
Statement of Investments
December 31, 1996

                                                                                          Effective
Face Amount                                                                               Maturity
(000) Omitted                 Description                  Coupon          Maturity        Date*                Market Value
----------------------------------------------------------------------------------------------------------------------------
$        555  University of V. I.                           6.500 %        10/01/99       10/14/98 (c)          $    570,634
         500  University of V. I.                           7.500          10/01/09       10/01/04 (b)               547,790
         500  University of V. I.                           7.650          10/01/14       10/01/04 (b)               549,755
         100  Utica GO                                      5.900          12/01/02       -----                      105,235
         580  Utica GO                                      6.000          01/15/06       -----                      505,998
         560  Utica GO                                      6.250          01/15/07       -----                      492,862
         100  Utica Hsg. Corp. (Brookhaven)                 0.000          01/01/99       -----                       89,117
          10  Utica Hsg. Corp. (Brookhaven)                 0.000          07/01/99       -----                        8,659
          35  Utica Senior Citizen Hsg.                     0.000          01/01/98       -----                       33,073
          40  Utica Senior Citizen Hsg.                     0.000          01/01/02       -----                       29,989
       1,963  Utica Senior Citizen Hsg.                    10.230          07/01/22       07/01/97 (b)             2,097,703
          10  Valley Health & Devel.                        7.850          02/01/02       12/15/98 (c)                11,531
          20  Valley Health & Devel.                       11.300          02/01/07       08/01/00 (b)                24,289
         820  V. I. Airport                                 7.875          10/01/97       -----                      840,959
      17,785  V. I. Airport                                 8.100          10/01/05       10/01/98 (b)            18,826,134
          15  V. I. HFA                                     7.550          06/01/03       12/01/98 (b)                16,253
         260  V. I. Highway                                 7.650          10/01/99       -----                      281,432
       1,535  V. I. Port Auth. (Marine Division)            7.400          11/01/99       05/01/97 (b)             1,539,083
       1,220  V. I. Port Auth. (Marine Division)            7.550          11/01/99       05/01/97 (b)             1,223,501
         765  V. I. Public Finance Auth.                    6.500          10/01/99       10/15/98 (c)               791,882
         515  V. I. Public Finance Auth.                    6.625          10/01/99       10/15/98 (c)               534,663
       1,500  V. I. Public Finance Auth.                    6.800          10/01/00       -----                    1,583,265
       2,000  V. I. Public Finance Auth.                    7.250          10/01/18(s)    10/01/02 (b)             2,141,720
         250  V. I. Public Finance Auth.                    7.700          10/01/04       10/01/99 (b)               270,605
       2,185  V. I. Water & Power                           7.200          01/01/02       09/22/99 (c)             2,280,572
      13,700  V. I. Water & Power                           7.400          07/01/11(s)    01/01/00 (b)(c)         14,620,366
      16,700  V. I. Water & Power                           8.500          01/01/10       01/01/98 (b)            17,819,735
         777  V. I. (GO/HUGO)                               7.750          10/01/06(s)    10/01/99 (b)(c)            847,311
          95  Watervliet Elderly Hsg.                       8.000          11/15/00       05/15/97 (b)                98,107
          95  Watervliet Elderly Hsg.                       8.000          11/15/01       05/15/97 (b)                98,107
         100  Watervliet Elderly Hsg.                       8.000          11/15/02       05/15/97 (b)               103,270
          45  Wayne IDA (Hauser Machine)                    7.700          12/01/09       12/01/01 (d)                48,993
         455  Westchester IDA (BAH)                         7.250          12/01/09       08/22/04 (c)               466,632
       1,000  Westchester IDA (JBFS)                        6.500          12/15/02       07/14/01 (c)             1,037,850
         570  Westchester IDA (JDAM)                        6.250          04/01/05       01/23/02 (c)               580,773
       1,000  Westchester IDA (JDAM)                        6.750          04/01/16(s)    04/01/08 (b)             1,023,200
          50  Yonkers IDA (Waldbaum)                        9.250          03/01/98       03/01/97 (b)                51,200
                                                                                                             ---------------
     Total municipal bond investments, at value (cost $655,947,818) - 99.4%                                      670,678,326

     Other assets and liabilities (net) - 0.6%                                                                     4,321,424
                                                                                                             ---------------

     Net assets - 100.0%                                                                                         674,999,750
                                                                                                             ===============

* Call Date, Put Date or Average Life of Sinking Fund if applicable as detailed:
    (a) Date of prerefunded call.
    (b) Optional call date; corresponds to the most conservative yield calculation.
    (c) Average life because of mandatory (sinking fund) principal payments prior to maturity.
    (d) Date of mandatory put.
    (e) Date of conversion.
    (f) Effective maturity corresponding to variable coupon payment date.
(i) Illiquid security.
(s) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.
(v) Variable rate security that fluctuates as a percentage of prime rate. (+) Security will convert to a fixed coupon at a date prior to maturity.

                 See accompanying Notes to Financial Statements.

            Limited Term New York Municipal Fund - December 31, 1996
================================================================================
Portfolio Abbreviations

To simplify the listings of the Limited Term New York Municipal Fund's holdings in the Statement of Investments, we have abbreviated the descriptions of many of the securities per the table below:

     ACLDD       Adults and Children with Learning
                   and Developmental Disabilities
     ARC         Association of Retarded Citizens
     BAH         Beth Abraham Hospital
     BHMS        Brooklyn Heights Montessori School
     CCM         Comprehensive Care Management
     CNR         College of New Rochelle
     Con Ed      Consolidated Edison Co.
     COP         Certificate of Participation
     CSD         Central School District
     DC          Dominican College
     ECC         Erie Community College
     E,E&T       Ear, Eye and Throat
     EPG         Elmhurst Parking Garage
     ERDA        Energy Research and Development Authority
     GAINS       Growth and Income Securities
     GO          General Obligation
     G&H         Geriatric and Healthcare
     HDC         Housing Development Corporation
     HELP        Homeless Economic Loan Program
     HFA         Housing Finance Agency
     HFC         Housing Finance Corporation
     H&N         Hospital and Nursing
     IDA         Industrial Development Authority
     IME         Industrial Medical and Environmental
     JBFS        Jewish Board of Family Services
     JDAM        Julia Dyckman Angus Memorial
     LGSC        Local Government Services Corporation
     LILCO       Long Island Lighting Corporation
     LIMO        Limited Interest Municipal Obligation
     MGH         Mennonite General Hospital
     MTA         Metropolitan Transit Authority
     OPWC        Ocean Park Water Corporation
     PCP         Pooled Capital Program
     PCR         Pollution Control Revenue
     Res Rec     Resource Recovery Facility
     RSP         Riverbank State Park
     SCSB        Schuyler Community Services Board
     SONYMA      State of New York Mortgage Agency
     SWDA        Solid Waste Development Authority
     SWMA        Solid Waste Management Authority
     TEMEC       Tourist, Educational, Medical and Environmental Control
     UCP         United Cerebral Palsy
     UDC         Urban Development Corporation
     V.I.        United States Virgin Islands
     WHMC        Wyckoff Heights Medical Center
     WWH         Wyandach/Wheatley Heights


The Fund had the following concentrations at December 31, 1996 (as a percentage of total net assets):
                                                          # of        % of Total
                                                         Issuers      Net Assets
                                                         -------      ----------
General Obligation                                          19          20.4%
Resource Recovery                                            7          15.7%
Hospital/Healthcare                                         44          11.3%
Housing, Single Family                                      27           8.3%
Housing, Multi-Family                                       40           7.4%
Electric Utilities                                          11           6.9%
Marine/Aviation Facilities                                  10           5.3%
Higher Education                                            20           4.7%
Corporate Backed                                            25           3.9%
Lease Rental                                                12           3.9%
Water Utilities                                              4           3.0%
NonProfit Organization                                      12           2.0%
Manufacturing, Non-Durable Goods                            12           1.8%
Pollution Control                                            4           1.6%
Education                                                    6           1.0%
Other                                                       28           2.2%
                                                                      -------
     Total                                                              99.4%
                                                                      =======
================================================================================
Asset Composition Table
December 31, 1996 (Unaudited)

                 Percentage
Rating         of Investments
-----------------------------
AAA                   2.7%
AA                   12.6%
A                    45.0%
BBB                  35.7%
BB                    0.6%
B                     0.2%
CCC                   0.0%
CC                    0.0%
C                     0.0%
Not Rated             3.2%
              ------------
Total               100.0%
              =============

ALL bonds are current with their debt service requirements. All unrated bonds are backed by mortgage liens and guarantees by the issuer. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade are included in the "Not Rated" category. For further information see "Credit Quality" in the Prospectus.

                      Limited Term New York Municipal Fund

================================================================================

             Statement of Assets and Liabilities - December 31, 1996

Assets
   Investments,satovaluencial Statements
     (Cost $655,947,818)                                            $670,678,326
   Cash                                                                   79,389
   Receivables:
     Interest                                                         12,593,061
     Investments sold                                                  2,100,539
     Shares of beneficial
       interest sold                                                     933,731
   Other                                                                  37,181
                                                                    ------------
   Total assets                                                      686,422,227
                                                                    ------------
Liabilities
   Payables and other liabilities:
     Demand note payable to bank
       (interest rate 7.60% at 12/31/96)                               9,000,000
     Shares of beneficial interest
       redeemed                                                        2,133,730
     Dividends                                                           183,485
     Trustees' fees                                                        9,000
     Other                                                                96,262
                                                                    ------------
   Total liabilities                                                  11,422,477
                                                                    ------------
Net Assets                                                          $674,999,750
                                                                    ============

Composition of Net Assets
 Paid-in capital                                                   $670,144,226
 Undistributed net investment income                                    480,101
 Accumulated net realized loss on
   investment transactions                                          (10,355,085)
 Net unrealized appreciation
   on investments                                                    14,730,508
                                                                  -------------
 Net assets                                                        $674,999,750
                                                                  =============
Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share
   (based on net assets of $634,172,056 and
   194,315,367 shares of beneficial interest
   outstanding)                                                           $3.26
                                                                  =============
 Maximum offering price per share  (net asset
   value plus sales charge of 2.00% of offering price)                    $3.33
                                                                  =============
  Class B Shares:
 Net asset value, redemption price and offering price
   per share (based on net assets of $40,827,694 and
   12,491,844 shares of beneficial interest outstanding)                  $3.27
                                                                  =============

================================================================================

Statement of Operations
For the Year Ended December 31, 1996

Investment Income:
   Interest                                                         $39,801,585
                                                                   ------------
Expenses:
   Management fees                                                    2,715,109
   Distribution and service plan fees:
     Class A                                                          1,488,992
     Class B                                                            214,619
   Transfer and shareholder servicing
     agent fees:
       Class A                                                          285,165
       Class B                                                           15,255
   Accounting service fees                                              193,682
   Shareholder reports                                                  142,340
   Registration and filing fees                                          96,603
   Custodian fees and expenses                                           89,685
   Legal and auditing fees                                               46,425
   Trustees' fees and expenses                                           45,534
   Organizational expenses                                                7,083
   Other                                                                 76,093
   Interest                                                             396,316
                                                                   ------------
     Total expenses                                                   5,812,901
     Less expenses paid indirectly                                      (12,009)
                                                                   ------------
     Total net expenses                                               5,800,892
                                                                   ------------
Net Investment Income                                                34,000,693
                                                                   ------------
Realized and Unrealized Loss:
     Net realized loss on investments                                  (242,301)
     Net change in unrealized appreciation
       or depreciation on investments                                (2,445,222)
                                                                   ------------
Net realized and unrealized loss                                     (2,687,523)
                                                                   ------------
Net Increase in Net Assets
  Resulting From Operations                                         $31,313,170
                                                                   ============


Statements of Changes in Net Assets
Year Ended December 31,                               1996              1995
                                                      ----              ----

Increase in Net Assets -
Operations:

 Net investment income                            $34,000,693       $28,678,554
 Net realized loss                                   (242,301)       (2,258,016)
 Net change in unrealized appreciation
   or depreciation                                 (2,445,222)       22,706,855
                                                -------------     -------------
 Net increase in net assets
   resulting from operations                       31,313,170        49,127,393
                                                -------------     -------------
Dividends and Distributions to
  Shareholders:
 Dividends from net investment
   income:
     Class A                                      (32,233,558)      (28,615,850)
                                                -------------     -------------
     Class B                                       (1,354,963)         (276,083)
                                                -------------     -------------
Beneficial Interest Transactions:
 Net increase in net assets resulting
   from beneficial interest
   transactions (Note 2):
     Class A                                       68,975,038        51,133,814
                                                -------------     -------------
     Class B                                       24,348,503        16,130,704
                                                -------------     -------------
Net Assets:
Total increase                                     91,048,190        87,499,978
Beginning of period                               583,951,560       496,451,582
                                                -------------     -------------
End of period (including undistributed
  net investment income of $480,101
  and $23,004, respectively)                     $674,999,750      $583,951,560
                                                =============     =============


                 See accompanying Notes to Financial Statements.

Limited Term New York Municipal Fund
Financial Highlights

                                                                                   Class A
                                                   -----------------------------------------------------------------------

                                                                           Year ended December 31,
                                                       1996           1995           1994           1993           1992 (a)
                                                   -----------    -----------    -----------    -----------    -----------
Per Share Operating Data:
Net asset value, beginning of period                   $3.28          $3.15          $3.33          $3.18          $3.07
                                                   -----------    -----------    -----------    -----------    -----------
Income (loss) from investment operations:
  Net investment income                                 0.17           0.18           0.16           0.17           0.18
  Net realized and unrealized gain (loss)              (0.02)          0.13          (0.18)          0.15           0.11
                                                   -----------    -----------    -----------    -----------    -----------

Total income (loss) from investment operations          0.15           0.31          (0.02)          0.32           0.29
                                                   -----------    -----------    -----------    -----------    -----------

Dividends and distributions to shareholders:
  Dividends from net investment income                 (0.17)         (0.18)         (0.16)         (0.17)         (0.18)
                                                   -----------    -----------    -----------    -----------    -----------
Total dividends and distributions to shareholders      (0.17)         (0.18)         (0.16)         (0.17)         (0.18)
                                                   -----------    -----------    -----------    -----------    -----------

Net asset value, end of period                         $3.26          $3.28          $3.15          $3.33          $3.18
                                                   ===========    ===========    ===========    ===========    ===========

Total Return, at Net Asset Value (b)                    4.82%         10.01%         (0.60%         10.06%          9.45%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)              $634,172       $567,537       $496,452       $457,860       $150,096
Average net assets (in thousands)                     $606,742       $520,990       $491,038       $309,676        $72,743
Ratios to average net assets:
  Net investment income                                 5.37%          5.44%          5.12%          4.94%          5.33%
  Expenses  (c)                                         0.89%          0.90%          0.89%          0.89%          0.83%
  Expenses (excluding interest) (c) (d)                 0.83%          0.84%          0.84%          0.86%          0.78%
Portfolio turnover rate (e)                            24.35%         22.34%         34.58%         17.08%         59.87%

--------------------------------------------------------------------------------------------------------------------------

(a) Net of fees waived or reimbursed by Fielding Management Company, Inc. (the former manager), and Rochester Fund Services, Inc. (the former shareholder servicing, accounting and pricing agent), which amounted to $0.01 per share. Without reimbursement, the ratios would have been 5.02%, 1.14% and 1.09%, respectively.
(b) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(c) Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
(d) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
(e) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $256,486,227 and $153,521,279, respectively.

     See accompanying Notes to Financial Statements.

Limited Term New York Municipal Fund
Financial Highlights

                                                             Class B
                                                   -------------------------
                                                    Year Ended    Year Ended
                                                   December 31,  December 31,
                                                       1996         1995(a)
                                                   ------------  ------------
Per Share Operating Data:
Net asset value, beginning of period                  $ 3.28       $ 3.21
                                                   ---------    ---------

Income (loss) from investment operations:
  Net investment income                                 0.16         0.11
  Net realized and unrealized gain (loss)              (0.01)        0.07
                                                   ---------    ---------

Total income from investment operations                 0.15         0.18
                                                   ---------    ---------

Dividends and distributions to shareholders:
  Dividends from net investment income                 (0.16)       (0.11)
                                                   ---------    ---------

Total dividends and distributions to shareholders      (0.10)       (0.11)
                                                   ---------    ---------

Net asset value, end of period                        $ 3.27       $ 3.28
                                                   =========    =========

Total Return, at Net Asset Value (b)                   4.59%        5.65%

Ratios/Supplemental Data:
  Net assets, end of period (in thousands)           $40,828      $16,415
  Average net assets (in thousands)                  $28,971       $8,869
  Ratios to average net assets:
    Net investment income                              4.85%        5.21%
    Expenses (d)                                       1.38%        0.90%
    Expenses (excluding interest) (d) (c)              1.32%        0.85%
  Portfolio turnover rate (f)                         24.35%       22.34%

--------------------------------------------------------------------------------

(a) For the period from May 1, 1995 (inception of offering) to December 31,
    1995.

(b) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period Sales charges are not reflected in the total returns. Total returns are not annualized for period of less than one full year.

(c) Annualized.

(d) Beginning in fiscal 1995, the expense ratios reflect the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

(e) During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

(f) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $256,486,227 and $153,521,279 respectively.

See accompanying Notes to Financial Statements.

Limited Term New York Municipal Fund
Notes to Financial Statements
December 31, 1996


Note 1. Significant Accounting Policies:

The Limited Term New York Municipal Fund (the Fund) is a series of Rochester Portfolio Series which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is to provide shareholders with as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund intends to invest primarily in a portfolio of investment grade obligations with a dollar weighted average effective maturity of five years or less.

On January 4, 1996, Rochester Capital Advisors, L.P. (RCA, L.P.), the Fund's investment adviser, Rochester Fund Distributors, Inc. (RFD), the Fund's principal underwriter, and Rochester Fund Services, Inc. (RFS), the Fund's shareholder servicing, accounting and pricing agent, consummated a transaction with OppenheimerFunds, Inc. (the Manager), which resulted in the sale to the Manager of certain assets of RCA, L.P., RFD and RFS, including the transfer of the investment advisory agreement and other contracts with the Fund and the use of the name "The Rochester Funds."

The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge. Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Investment Valuation and Transactions. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Long-term debt securities are valued at the mean between the bid and asked price using information available from a portfolio pricing service approved by the Board of Trustees, dealer-supplied valuations, provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current value, or analysis of various relationships between comparable securities. Securities for which market quotations are not readily available are valued at fair value under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Cost is determined and realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. In computing net investment income, the Fund amortizes premiums and accretes original issue discount. For municipal bonds purchased after April 30, 1993 and subsequently sold at a gain, market discount is accreted at the time of sale (to the extent of the lesser of the accrued market discount or the disposition gain) and is treated as taxable income, rather than capital gain.

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. At December 31, 1996, the Fund had no outstanding when-issued or forward commitments.

Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $10,313,000 which expires between 1999 and 2004.

Distributions to Shareholders. Income dividends are declared and recorded each day the New York Stock Exchange is open for business based on the projected net investment income for a period, usually one month, calculated as if earned pro rata throughout the period on a daily basis. Such dividends are paid monthly. Distributions from net realized gains on investments, if any, are recorded on the ex-dividend date and paid annually.

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purpose. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

During the year ended December 31, 1996, the Fund adjusted the classification of net investment income and net realized gain (loss) to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. During the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $44,925 and an increase in undistributed net investment income of $44,925.

Deferred Organizational Expenses. The Fund was organized under the laws of Massachusetts in September, 1991. Deferred organizational expenses in the amount of $50,000 were amortized on a straight-line basis over a five year period ending September, 1996.

Concentration in New York Issuers. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Shares of Beneficial Interest:

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest of each class, par value $.01 per share. Transactions in shares of beneficial interest were as follows:

Class A:

Year Ended December 31,                 1996                          1995
                                        ----                          ----

                                Shares          Amount        Shares         Amount
                                ------          ------        ------         ------
Sold                          46,954,523    $152,448,902    41,287,431    $133,924,167
Dividends and distributions
 reinvested                    6,569,019      21,305,028     5,901,142      19,071,036
Redeemed                     (32,312,396)   (104,778,892)  (31,589,856)   (101,861,389)
                             -----------   -------------   -----------   -------------

Net increase                  21,211,144     $68,975,038    15,598,717     $51,133,814
                             ===========   =============   ===========   =============

                                    Year Ended                 Period May 1-
                                 December 31, 1996          December 31, 1995
                                 -----------------          -----------------
Class B:
                                Shares        Amount        Shares        Amount
                                ------        ------        ------        ------
Sold                          7,835,459    $25,456,582    5,028,893    $16,226,929
Dividends and distributions
 reinvested                     287,435        933,386       50,215        163,547
Redeemed                       (630,627)    (2,041,465)     (79,531)      (259,772)
                             ----------   ------------   ----------   ------------

Net increase                  7,492,267    $24,348,503    4,999,577    $16,130,704
                             ==========   ============   ==========   ============

Note 3. Portfolio Information:

During 1996, 15.36% of interest income was derived from investments in U.S. territories which are exempt from federal, all states and New York City income taxes.

At December 31, 1996, net unrealized appreciation on investments of $14,730,508 was composed of gross appreciation of $15,281,182, and gross depreciation of $550,674.

Unrealized appreciation (depreciation) at December 31, 1996 based on cost of investments for federal income tax purposes of $655,989,982 was:

Gross unrealized appreciation         $15,249,800
Gross unrealized depreciation            (561,456)
                                     ------------

Net unrealized appreciation           $14,688,344
                                     ============

Note 4. Management Fees and Other Transactions With Affiliates:

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee based on an annual rate of 0.50% of average daily net assets up to $100 million, 0.45% of average daily net assets on the next $150 million, 0.40% of average daily net assets in excess of $250 million but less than $2 billion, and 0.39% of average daily net assets in excess of $2 billion. During 1996, the Fund paid $27,896 to RCA, L.P. (the former manager) and $2,687,213 to the Manager for management and investment advisory services.

Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During 1996, the Fund paid $1,980 to RFS (the former accounting and pricing agent) and $191,702 to the Manager for accounting and pricing services.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund. The transfer and shareholder servicing agent fee paid by the Fund is based on an annual maintenance fee of $24.12 for each Class A shareholder account and $26.02 for each Class B shareholder account. During 1996, the Fund paid a total of $3,066 to RFS (the former shareholder servicing agent), with the remainder being paid to OFS.

For the year ended December 31, 1996, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,623,032, of which $290,035 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B shares totaled $498,857, of which $7,432 was paid to an affiliated broker/dealer. During the year ended December 31, 1996, OFDI received contingent deferred sales charges of $31,172 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made monthly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended December 31, 1996, OFDI paid $7,144 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

The Fund has adopted a compensation type Distribution and Service Plan for Class B shares to compensate OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund may pay OFDI an annual asset-based sales charge of up to 0.75% per year on Class B shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. Currently, the Board of Trustees has limited the asset-based sales charge to 0.50% per year on Class B shares. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. The fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended December 31, 1996, OFDI retained $171,044 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. At December 31, 1996, OFDI had incurred unreimbursed expenses of $367,902 for Class B.

Note 5. Bank Borrowings:

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with two other Rochester Division funds managed by the Manager in an unsecured line of credit with a bank, which permits borrowings up to $70 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the New York Interbank Offer Rate (NIBOR) plus 0.75%. Borrowings are payable on demand.

The Fund had borrowings of $9,000,000 outstanding at December 31, 1996. For the year ended December 31, 1996, the average monthly loan balance was $6,351,876 at an average interest rate of 6.163%. The maximum amount of borrowings outstanding at any month-end was $22,440,000.

Report of Independent Accountants

To the Shareholders and Trustees of the Limited Term New York Municipal Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Limited Term New York Municipal Fund (the Fund) at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Rochester, New York
January 24, 1997

--------------------------------------------------------------------------------

Federal Tax Information (Unaudited)

In early 1997, shareholders received information regarding all dividends and distributions paid to them by the Fund during calendar year 1996. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the year ended December 31, 1996 are eligible for the corporate dividend- received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal, New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (84.64%), Guam (2.29%), Puerto Rico (2.56%), Virgin Islands (9.82%), American Samoa (0.69%).

During 1996, 19.23% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.

                      -------------------------------------
                      OppenheimerFunds Family
                      -------------------------------------

===================================================================================================
                      OppenheimerFunds offers over 50 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.

                           When you invest with OppenheimerFunds, you can feel comfortable knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 3 million shareholder accounts and more than $60 billion under OppenheimerFunds' management and that of our affiliates.

                           At OppenheimerFunds we don't charge a fee to exchange shares. And you can exchange shares easily by mail or by telephone.(1) For more information on
                      Oppenheimer funds, please contact your financial adviser or call us at
                      1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

===================================================================================================
Stock Funds           Developing Markets Funds                 Growth Fund
                      Global Emerging Growth Fund              Global Fund
                      Enterprise Fund(2)                       Quest Global Value Fund
                      International Growth Fund                Disciplined Value Fund
                      Discovery Fund                           Oppenheimer Fund
                      Quest Small Cap Value Fund               Value Stock Fund
                      Gold & Special Minerals Fund             Quest Value Fund
                      Capital Appreciation Fund(3)

===================================================================================================
Stock & Bond Funds    Main Street Income & Growth Fund         Equity Income Fund
                      Quest Opportunity Value Fund             Disciplined Allocation Fund
                      Total Return Fund                        Asset Allocation Fund
                      Quest Growth & Income Value Fund         Strategic Income & Growth Fund
                      Global Growth & Income Fund              Bond Fund for Growth

===================================================================================================
Bond Funds            International Bond Fund                  Bond Fund
                      High Yield Fund                          U.S. Government Trust
                      Champion Income Fund                     Limited-Term Government Fund
                      Strategic Income Fund

===================================================================================================
Municipal Funds       California Municipal Fund(4)             Insured Municipal Fund
                      Florida Municipal Fund(4)                Intermediate Municipal Fund
                      New Jersey Municipal Fund(4)
                      New York Municipal Fund(4)               Rochester Division
                      Pennsylvania Municipal Fund(4)           Rochester Fund Municipals
                      Municipal Bond Fund                      Limited Term New York Municipal Fund

===================================================================================================
Money Market Funds(5) Money Market Fund                        Cash Reserves

===================================================================================================
LifeSpan              Growth Fund                              Income Fund
                      Balanced Fund


                      1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.
                      2. Effective 4/1/96, the Fund is closed to new investors.
                      3. On 12/18/96, the Fund's name was changed from "Target Fund."
                      4. Available only to investors in certain states.
                      5. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.
                      Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.,
                      Two World Trade Center, New York, NY 10048-0203.
                      (c) Copyright 1997 OppenheimerFunds, Inc. All rights reserved.

--------------------------------------
TAX-FREE INCOME
--------------------------------------

     The Limited Term New York Municipal Fund provides individual investors with the opportunity to earn income free of federal, New York State and New York
City taxes, if applicable(1), yet many investors remain unaware of how advantageous tax-free income can be.

     For example, to match the after-tax return of a 5.0% tax-free yield, a resident of New York City in the 38.4% combined tax bracket would have to find a taxable investment yielding 8.1%.

     The specific advantages of tax-free investing for your tax situation may be different and we encourage you to develop a long range financial plan with your financial consultant.

(1.) A portion of the Fund's income distributions may be subject to federal, state and city income taxes. Capital gains distributions, if any, are taxable as capital gains. For investors subject to the alternative minimum tax, some of the Fund's distributions may increase that tax.

===============================================================================================================================
                                                 TAX EXEMPT VS. TAXABLE YIELDS

                                                 Effective                                 Effective
                                                    Tax             Taxable Rate              Tax              Taxable Rate
                                                  Bracket          Needed to Equal          Bracket           Needed to Equal
1997 Taxable Income                            NYC Residents   Current Tax-Free Rate     NYS Residents    Current Tax-Free Rate
-------------------------------------------------------------------------------------------------------------------------------
Single Return          Joint Return                                5.0%    5.5%                               5.0%    5.5%
-------------------------------------------------------------------------------------------------------------------------------
$20,001 - $24,650      $40,001  - $41,200          24.0%           6.6%    7.2%              20.8%            6.3%    7.0%
$24,651 - $59,750      $41,201  - $99,600          35.7%           7.8%    8.6%              32.9%            7.5%    8.2%
$59,751 - $124,650     $99,601  - $151,750         38.4%           8.1%    8.9%              35.7%            7.8%    8.6%
$124,651 - $271,050    $151,751 - $271,050         42.9%           8.8%    9.6%              40.4%            8.4%    9.2%
over $271,050          over $271,050               46.1%           9.3%    10.2%             43.7%            8.9%    9.8%
===============================================================================================================================

The tax information and brackets listed above are believed to be current at the present time. The table assumes that an investor's highest tax bracket applies to the change in taxable income resulting from a switch between taxable and non-taxable investments, that the investor is not subject to the alternative minimum tax and that state tax payments are fully deductible from federal tax payments. Your actual bracket will vary depending on your income, investments and deductions. You should consult your tax adviser regarding current tax legislation and how tax laws affect your own personal financial situation. These calculations are for illustrative purposes only and are not intended to show the Fund's performance.

               --------------------------------
               And Community Support
               --------------------------------

     In addition to the investment advantages of tax-free income, municipal bonds also provide for much of the infrastructure of the communities in which we live. The efforts undertaken to strengthen our portfolio help us include issues that provide the financing for a wide variety of worthwhile projects in New York State.

     Public and private colleges, primary schools for special education and mortgages for first-time home buyers are just a few of the programs that benefit from your investment in the Limited Term
New York Municipal Fund.


                      Limited Term New York Municipal Fund

[LOGO]  LIMITED TERM
        NEW YORK
        MUNICIPAL FUND

        The Rochester Funds
        A Division of OppenheimerFunds, Inc.
        350 Linden Oaks
        Rochester, NY 14625-2807
        716-383-1300

        Investment Adviser
        OppenheimerFunds, Inc.
        Two World Trade Center
        New York, NY 10048-0203

        Distributor
        OppenheimerFunds Distributor, Inc.
        Two World Trade Center
        New York, NY 10048-0203

        Independent Accountants
        Price Waterhouse LLP
        1100 Bausch & Lomb Place
        Rochester, NY 14604-0075

        Transfer and Shareholder Services Agent
        OppenheimerFunds Services
        PO Box 5270
        Denver, CO 80217-5270


    RAO355.001.0197      February 28, 1997

     This Annual Report is for the information of shareholders of Limited Term New York Municipal Fund. It must be preceded or accompanied by a current prospectus for the Fund. For material information concerning the Fund, please see the prospectus. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by the FDIC or any other agency, and involve investment risks, including possible loss of principal amount involved.

     For free copies of a prospectus, please contact OppenheimerFunds Distributor, Inc. at the address listed. The prospectus contains more complete information about the Fund, including charges and expenses. Please read the prospectus carefully before investing or sending money.

     Call our Toll-Free Customer Service today at 1-800-525-7048 for more information on how to take advantage of your financial relationship with the OppenheimerFunds family.


[PHOTO OF BRIDGET A. MACASKILL AND RONALD FIELDING]

Bridget A. Macaskill, President and CEO, OppenheimerFunds, Inc. and Portfolio Manager Ronald Fielding


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                                                                  --------------
[LOGO] OppenheimerFunds(SM)                                         Bulk Rate
                                                                   US Postage
       OppenheimerFunds Distributor, Inc.                             PAID
       Rochester Division                                         Rochester, NY
       350 Linden Oaks                                            Permit No. 491
       Rochester, NY 14625-2807                                   --------------